United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/22

Date of Reporting Period: Six months ended 9/30/21

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
September 30, 2021

Share Class | Ticker	A | FRSAX	A1 | FFRFX	C | FRICX
	Institutional | FFRSX	R6 | FFRLX

Federated Hermes Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2021 through September 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2021, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Floating Rate Loans	63.9%
Corporate Bonds	16.7%
Project and Trade Finance Core Fund	9.4%
Asset-Backed Securities	7.4%
Collateralized Mortgage Obligations	1.7%
Common Stocks	0.8%
Non-Agency Mortgage-Backed Securities	0.2%
Adjustable Rate Mortgages	0.1%
Warrant[3]	0.0%
Cash Equivalents[4]	3.5%
Other Assets and Liabilities—Net[5]	(3.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS— 5.6%
		Aerospace/Defense— 0.1%
$ 500,000		TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	$514,405
		Airlines— 0.2%
2,000,000		Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	2,095,000
		Building Materials— 0.5%
4,250,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	4,489,402
		Cable Satellite— 0.1%
800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	843,600
		Chemicals— 0.4%
575,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	588,702
2,425,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	2,443,224
		TOTAL	3,031,926
		Consumer Cyclical Services— 0.1%
1,000,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	1,001,250
		Diversified Manufacturing— 0.1%
650,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	675,188
		Financial Institution - Banking— 0.2%
1,630,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.850% (Secured Overnight Financing Rate +0.800%), 3/17/2023	1,645,065
		Gaming— 0.7%
4,000,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,174,400
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,105,000
		TOTAL	6,279,400
		Health Care— 0.4%
1,250,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,248,437
1,800,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	1,698,282
400,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	420,704
		TOTAL	3,367,423
		Industrial - Other— 0.2%
2,000,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,098,450
		Insurance - P&C— 0.2%
1,750,000		NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	1,781,938
		Media Entertainment— 0.2%
1,429,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,480,801
		Metals & Mining— 0.6%
3,500,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	3,469,375
1,500,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,573,200
		TOTAL	5,042,575
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Midstream— 0.0%
$ 350,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	$375,517
		Pharmaceuticals— 1.2%
3,261,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,332,416
2,850,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,853,861
4,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	2,032,580
2,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	991,490
375,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	382,969
1,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	1,020,070
		TOTAL	10,613,386
		Retailers— 0.3%
2,175,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	2,310,938
		Technology— 0.1%
750,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	764,063
		TOTAL CORPORATE BONDS (IDENTIFIED COST $50,768,334)	48,410,327
	[1]	ASSET-BACKED SECURITIES— 4.4%
		Credit Card— 0.2%
2,100,000		Master Credit Card Trust 2018-1A, Class A, 0.573% (1-month USLIBOR +0.490%), 7/21/2024	2,113,139
		Finance Companies— 4.2%
2,750,000		Anchorage Capital CLO LTD 2016-9A, Class DR2, 3.696% (3-month USLIBOR +3.600%), 7/15/2032	2,763,531
1,750,000		Anchorage Capital CLO, LTD. 2020-15A, Class DR, 3.534% (3-month USLIBOR +3.400%), 7/20/2034	1,738,533
500,000		Ballyrock Ltd. 2020-14A, Class C, 3.734% (3-month USLIBOR +3.600%), 1/20/2034	504,598
1,000,000		Battalion CLO LTD 2020-18A, Class B, 2.426% (3-month USLIBOR +2.300%), 10/15/2032	1,000,845
1,250,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.234% (3-month USLIBOR +3.100%), 1/17/2032	1,250,242
1,500,000		Dryden Senior Loan Fund 2021-87A, Class D, 3.088% (3-month USLIBOR +2.950%), 5/20/2034	1,496,373
2,250,000		Elmwood CLO X Ltd. 2021-3A, Class D, 2.990% (3-month USLIBOR +2.900%), 10/20/2034	2,259,350
1,400,000		Elmwood CLO XI Ltd. 2021-4A, Class D, 3.087% (3-month USLIBOR +2.950%), 10/20/2034	1,400,631
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 2.184% (3-month USLIBOR +2.050%), 4/20/2034	751,413
1,250,000		GoldenTree Loan Management US 2020-7A, Class DR, 3.284% (3-month USLIBOR +3.150%), 4/20/2034	1,253,479
600,000		Magnetite CLO Ltd 2020-28A, Class C, 2.475% (3-month USLIBOR +2.350%), 10/25/2031	601,048
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 300,000		Magnetite CLO Ltd 2020-28A, Class D, 3.625% (3-month USLIBOR +3.500%), 10/25/2031	$301,222
1,750,000		Magnetite CLO Ltd 2021-31A, Class D, 0.010% (3-month USLIBOR +3.000%), 7/15/2034	1,761,787
500,000		Neuberger Berman CLO Ltd 2020-38A, Class B, 1.834% (3-month USLIBOR +1.700%), 10/20/2032	500,262
1,000,000		Neuberger Berman CLO Ltd 2020-38A, Class C, 2.484% (3-month USLIBOR +2.350%), 10/20/2032	1,001,188
500,000		Neuberger Berman CLO Ltd. 2020-39A, Class C, 2.384% (3-month USLIBOR +2.250%), 1/20/2032	500,884
500,000		Neuberger Berman CLO Ltd. 2020-39A, Class D, 3.734% (3-month USLIBOR +3.600%), 1/20/2032	502,696
750,000		OCP CLO Ltd 2020-18A, Class CR, 2.084% (3-month USLIBOR +1.950%), 7/20/2032	749,590
2,000,000		OCP CLO Ltd 2020-18A, Class DR, 3.334% (3-month USLIBOR +3.200%), 7/20/2032	2,006,529
1,000,000		OCP CLO Ltd. 2020-8RA, Class C, 3.884% (3-month USLIBOR +3.750%), 1/17/2032	1,006,800
1,250,000		OCP CLO Ltd., 2019-16A, Class DR, 3.269% (3-month USLIBOR +3.150%), 4/10/2033	1,253,566
486,186		Palmer Square Loan Funding 2019-4A, Class A1, 1.025% (3-month USLIBOR +0.900%), 10/24/2027	486,475
2,500,000		Palmer Square Loan Funding 2019-4A, Class A2, 1.725% (3-month USLIBOR +1.600%), 10/24/2027	2,501,669
2,000,000		Parallel Ltd. 2017-1A, Class DR, 3.234% (3-month USLIBOR +3.100%), 7/20/2029	1,942,957
1,500,000		Parallel Ltd. 2020-1A, Class CR, 3.519% (3-month USLIBOR +3.400%), 7/20/2034	1,500,750
1,250,000		Parallel Ltd. 2021-1A, Class D, 3.582% (3-month USLIBOR +3.450%), 7/15/2034	1,243,350
500,000		Pikes Peak CLO 2021-7A, Class D, 3.529% (3-month USLIBOR +3.400%), 2/25/2034	503,403
1,000,000		Rockland Park CLO Ltd 2021-1A, Class C, 2.046% (3-month USLIBOR +1.900%), 4/20/2034	998,708
2,500,000		Symphony Clo Ltd. 2016 - 18A, Class DR, 3.396% (3-month USLIBOR +3.250%), 7/23/2033	2,516,915
		TOTAL	36,298,794
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $38,383,186)	38,411,933
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 1.7%
		Federal Home Loan Mortgage Corporation— 0.7%
93,366		FHLMC REMIC, Series 3122, Class FE, 0.383% (1-month USLIBOR +0.300%), 3/15/2036	93,579
420,879		FHLMC REMIC, Series 3241, Class FM, 0.463% (1-month USLIBOR +0.380%), 11/15/2036	423,924
2,470,181		FHLMC REMIC, Series 4903, Class NF, 0.486% (1-month USLIBOR +0.400%), 8/25/2049	2,489,849
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 3,505,514		FHLMC REMIC, Series 4911, Class FB, 0.536% (1-month USLIBOR +0.450%), 9/25/2049	$3,534,837
		TOTAL	6,542,189
		Federal National Mortgage Association— 1.0%
462,208		FNMA REMIC, Series 2006-99, Class AF, 0.506% (1-month USLIBOR +0.420%), 10/25/2036	466,421
294,179		FNMA REMIC, Series 2006-111, Class FA, 0.466% (1-month USLIBOR +0.380%), 11/25/2036	296,412
78,493		FNMA REMIC, Series 2010-134, Class BF, 0.516% (1-month USLIBOR +0.430%), 10/25/2040	78,939
131,506		FNMA REMIC, Series 2010-135, Class FP, 0.486% (1-month USLIBOR +0.400%), 12/25/2040	132,928
400,530		FNMA REMIC, Series 2012-79, Class F, 0.536% (1-month USLIBOR +0.450%), 7/25/2042	405,037
3,367,192		FNMA REMIC, Series 2018-35, Class FA, 0.386% (1-month USLIBOR +0.300%), 5/25/2048	3,377,049
3,627,666		FNMA REMIC, Series 2019-24, Class BF, 0.486% (1-month USLIBOR +0.400%), 5/25/2049	3,671,101
		TOTAL	8,427,887
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,831,725)	14,970,076
	[1]	FLOATING RATE LOANS— 0.9%
		Building Materials— 0.3%
2,500,000		Standard Industries, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.500%), 9/22/2028	2,505,362
		Gaming— 0.2%
2,000,000		Star Group Holdings BV, Term Loan - 1st Lien, 2.382% (3-month USLIBOR +2.250%), 7/21/2026	1,995,670
		Midstream— 0.2%
1,800,000		DT Midstream, Inc., Term Loan - 1st Lien, Series B, 2.500% (3-month USLIBOR +2.000%), 6/10/2028	1,801,548
195,000		DT Midstream, Inc., Term Loan - 1st Lien, Series B, 2.500% (6-month USLIBOR +2.000%), 6/10/2028	195,168
		TOTAL	1,996,716
		Pharmaceuticals— 0.2%
1,500,000		HCRX Investments Holdco, Lp, Term Loan - 1st Lien, 2.750% (1-month USLIBOR +2.250%), 7/15/2028	1,497,000
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $7,951,275)	7,994,748
	[1]	NON-AGENCY MORTGAGE-BACKED SECURITY— 0.2%
		Non-Agency Mortgage— 0.2%
1,624,000		Silverstone Master Issuer 2018-1A, Class 1A, 0.524% (3-month USLIBOR +0.390%), 1/21/2070 (IDENTIFIED COST $1,624,000)	1,625,748
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES— 0.1%
		Federal Home Loan Mortgage Corporation ARM— 0.1%
$ 43,687		FHLMC ARM, 2.203%, 7/1/2034	$46,082
67,833		FHLMC ARM, 2.251%, 8/1/2035	70,779
32,934		FHLMC ARM, 2.354%, 5/1/2034	34,675
29,465		FHLMC ARM, 2.625%, 5/1/2036	31,123
		TOTAL	182,659
		Federal National Mortgage Association ARM— 0.0%
22,140		FNMA ARM, 1.777%, 9/1/2035	23,216
52,333		FNMA ARM, 1.960%, 2/1/2036	54,989
17,033		FNMA ARM, 2.419%, 4/1/2034	17,948
		TOTAL	96,153
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $279,573)	278,812
		INVESTMENT COMPANIES— 87.6%
69,196,431		Bank Loan Core Fund	669,821,447
10,364,157		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[4]	10,367,267
9,166,037		Project and Trade Finance Core Fund	81,211,087
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $772,848,726)	761,399,801
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $886,686,819)[5]	873,091,445
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(4,163,888)
		TOTAL NET ASSETS—100%	$868,927,557
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2021	$489,092,009	$14,022,251	$53,116,844	$556,231,104
Purchases at Cost	$177,500,000	$168,483,410	$28,000,000	$373,983,410
Proceeds from Sales	$—	$(172,140,048)	$—	$(172,140,048)
Change in Unrealized Appreciation/ Depreciation	$3,229,438	$584	$94,243	$3,324,265
Net Realized Gain/(Loss)	$—	$1,070	$—	$1,070
Value as of 9/30/2021	$669,821,447	$10,367,267	$81,211,087	$761,399,801
Shares Held as of 9/30/2021	69,196,431	10,364,157	9,166,037	88,726,625
Dividend Income	$11,994,262	$2,148	$1,010,059	$13,006,469

*	At September 30, 2021, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE. The financial statements of BLCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of BLCORE in which the Fund invested 77.1% of its net assets at September 30, 2021. The financial statements of BLCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by BLCORE is discussed in the notes to its financial statements.
1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Issuer in default.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $886,411,833.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$48,410,327	$—	$48,410,327
Asset-Backed Securities	—	38,411,933	—	38,411,933
Collateralized Mortgage Obligations	—	14,970,076	—	14,970,076
Floating Rate Loans	—	7,994,748	—	7,994,748
Non-Agency Mortgage-Backed Security	—	1,625,748	—	1,625,748
Adjustable Rate Mortgages	—	278,812	—	278,812
Investment Companies[1]	680,188,714	—	—	761,399,801
TOTAL SECURITIES	$680,188,714	$111,691,644	$—	$873,091,445

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $81,211,087 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.53	$8.60	$9.78	$9.94	$9.99	$9.65
Income From Investment Operations:
Net investment income (loss)	0.14	0.26	0.40[1]	0.42	0.35	0.33
Net realized and unrealized gain (loss)	0.03	0.93	(1.18)	(0.17)	(0.05)	0.34
Total From Investment Operations	0.17	1.19	(0.78)	0.25	0.30	0.67
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.40)	(0.41)	(0.35)	(0.33)
Net Asset Value, End of Period	$9.56	$9.53	$8.60	$9.78	$9.94	$9.99
Total Return[2]	1.84%	14.01%	(8.34)%	2.58%	3.01%	7.07%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.94%	1.01%	1.04%	1.03%	1.04%
Net investment income	3.04%[4]	2.83%	4.14%	4.20%	3.46%	3.35%
Expense waiver/reimbursement[5]	0.09%[4]	0.12%	0.09%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$290,904	$203,338	$275,265	$376,745	$385,448	$352,980
Portfolio turnover	26%	26%	21%	39%	15%	16%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A1 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Period Ended 3/31/2021[1]
Net Asset Value, Beginning of Period	$9.53	$9.30
Income From Investment Operations:
Net investment income (loss)	0.15	0.12
Net realized and unrealized gain (loss)	0.02	0.23
Total From Investment Operations	0.17	0.35
Less Distributions:
Distributions from net investment income	(0.14)	(0.12)
Net Asset Value, End of Period	$9.56	$9.53
Total Return[2]	1.84%	3.78%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%[4]
Net investment income	3.03%[4]	3.04%[4]
Expense waiver/reimbursement[5]	0.11%[4]	0.18%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,797	$44,778
Portfolio turnover	26%	26%[6]

1	Reflects operations for the period from October 23, 2020 (commencement of operations) to March 31, 2021.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.54	$8.61	$9.79	$9.95	$10.00	$9.66
Income From Investment Operations:
Net investment income (loss)	0.11	0.19	0.33[1]	0.35	0.28	0.27
Net realized and unrealized gain (loss)	0.03	0.93	(1.18)	(0.16)	(0.05)	0.34
Total From Investment Operations	0.14	1.12	(0.85)	0.19	0.23	0.61
Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.33)	(0.35)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.57	$9.54	$8.61	$9.79	$9.95	$10.00
Total Return[2]	1.43%	13.08%	(8.99)%	1.92%	2.34%	6.39%
Ratios to Average Net Assets:
Net expenses[3]	1.75%[4]	1.74%	1.74%	1.69%	1.68%	1.68%
Net investment income	2.22%[4]	2.05%	3.42%	3.56%	2.81%	2.71%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.06%	0.10%	0.13%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,987	$23,895	$29,107	$45,449	$45,759	$42,067
Portfolio turnover	26%	26%	21%	39%	15%	16%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.53	$8.60	$9.78	$9.94	$9.99	$9.65
Income From Investment Operations:
Net investment income (loss)	0.16	0.29	0.43[1]	0.45	0.38	0.37
Net realized and unrealized gain (loss)	0.03	0.93	(1.18)	(0.16)	(0.05)	0.34
Total From Investment Operations	0.19	1.22	(0.75)	0.29	0.33	0.71
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.43)	(0.45)	(0.38)	(0.37)
Net Asset Value, End of Period	$9.56	$9.53	$8.60	$9.78	$9.94	$9.99
Total Return[2]	1.97%	14.29%	(8.05)%	2.94%	3.37%	7.44%
Ratios to Average Net Assets:
Net expenses[3]	0.68%[4]	0.69%	0.69%	0.69%	0.68%	0.69%
Net investment income	3.29%[4]	3.10%	4.46%	4.55%	3.82%	3.69%
Expense waiver/reimbursement[5]	0.11%[4]	0.14%	0.12%	0.11%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$457,171	$361,783	$336,021	$605,393	$561,017	$464,819
Portfolio turnover	26%	26%	21%	39%	15%	16%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,				Period Ended 3/31/2017[1]
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.52	$8.59	$9.77	$9.94	$9.99	$9.97
Income From Investment Operations:
Net investment income (loss)	0.16	0.29	0.43[2]	0.45	0.38	0.09
Net realized and unrealized gain (loss)	0.03	0.93	(1.18)	(0.17)	(0.05)	0.02
Total From Investment Operations	0.19	1.22	(0.75)	0.28	0.33	0.11
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.43)	(0.45)	(0.38)	(0.09)
Net Asset Value, End of Period	$9.55	$9.52	$8.59	$9.77	$9.94	$9.99
Total Return[3]	1.97%	14.31%	(8.06)%	2.85%	3.38%	1.07%
Ratios to Average Net Assets:
Net expenses[4]	0.67%[5]	0.68%	0.68%	0.68%	0.66%	0.69%[5]
Net investment income	3.36%[5]	3.11%	4.44%	4.74%	3.87%	3.49%[5]
Expense waiver/reimbursement[6]	0.07%[5]	0.08%	0.05%	0.05%	0.07%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,068	$9,724	$9,880	$10,941	$1,134	$0[7]
Portfolio turnover	26%	26%	21%	39%	15%	16%[8]

1	Reflects operations for the period from December 27, 2016 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $761,399,801 of investment in affiliated holdings* (identified cost $886,686,819)	$873,091,445
Cash	13,268
Income receivable	1,169,374
Income receivable from affiliated holdings	2,593,985
Receivable for investments sold	1,562
Receivable for shares sold	2,138,140
Total Assets	879,007,774
Liabilities:
Payable for investments purchased	7,971,250
Payable for shares redeemed	1,736,341
Income distribution payable	185,738
Payable for investment adviser fee (Note 5)	12,811
Payable for administrative fee (Note 5)	1,856
Payable for distribution services fee (Note 5)	13,138
Payable for other service fees (Notes 2 and 5)	74,656
Accrued expenses (Note 5)	84,427
Total Liabilities	10,080,217
Net assets for 90,879,245 shares outstanding	$868,927,557
Net Assets Consist of:
Paid-in capital	$941,681,952
Total distributable earnings (loss)	(72,754,395)
Total Net Assets	$868,927,557
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($290,904,173 ÷ 30,422,986 shares outstanding), no par value, unlimited shares authorized	$9.56
Offering price per share (100/99.00 of $9.56)	$9.66
Redemption proceeds per share	$9.56
Class A1 Shares:
Net asset value per share ($57,797,385 ÷ 6,042,627 shares outstanding), no par value, unlimited shares authorized	$9.56
Offering price per share (100/98.00 of $9.56)	$9.76
Redemption proceeds per share	$9.56
Class C Shares:
Net asset value per share ($20,987,214 ÷ 2,192,520 shares outstanding), no par value, unlimited shares authorized	$9.57
Offering price per share	$9.57
Redemption proceeds per share (99.00/100 of $9.57)	$9.47
Institutional Shares:
Net asset value per share ($457,170,697 ÷ 47,818,193 shares outstanding), no par value, unlimited shares authorized	$9.56
Offering price per share	$9.56
Redemption proceeds per share	$9.56
Class R6 Shares:
Net asset value per share ($42,068,088 ÷ 4,402,919 shares outstanding), no par value, unlimited shares authorized	$9.55
Offering price per share	$9.55
Redemption proceeds per share	$9.55

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2021 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$13,006,469
Interest	1,729,233
TOTAL INCOME	14,735,702
Expenses:
Investment adviser fee (Note 5)	2,239,734
Administrative fee (Note 5)	292,273
Custodian fees	13,328
Transfer agent fees (Note 2)	201,125
Directors’/Trustees’ fees (Note 5)	2,115
Auditing fees	15,732
Legal fees	5,620
Portfolio accounting fees	84,705
Distribution services fee (Note 5)	84,559
Other service fees (Notes 2 and 5)	398,897
Share registration costs	57,490
Printing and postage	15,387
Miscellaneous (Note 5)	15,236
TOTAL EXPENSES	3,426,201
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(254,703)
Reimbursement of other operating expenses (Notes 2 and 5)	(125,467)
TOTAL WAIVER AND REIMBURSEMENTS	(380,170)
Net expenses	3,046,031
Net investment income	11,689,671
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $1,070 on sales of investments in affiliated holdings*)	216,419
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $3,324,265 on investments in affiliated holdings*)	1,926,020
Net realized and unrealized gain (loss) on investments	2,142,439
Change in net assets resulting from operations	$13,832,110

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2021	Year Ended 3/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,689,671	$18,227,599
Net realized gain (loss)	216,419	(16,460,471)
Net change in unrealized appreciation/depreciation	1,926,020	80,737,962
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,832,110	82,505,090
Distributions to Shareholders:
Class A Shares	(3,691,295)	(6,961,643)
Class A1 Shares	(796,504)	[1](390,392)
Class C Shares	(248,511)	(556,369)
Institutional Shares	(6,590,996)	(10,049,924)
Class R6 Shares	(413,616)	(272,585)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,740,922)	(18,230,913)
Share Transactions:
Proceeds from sale of shares	301,563,499	252,331,278
Net asset value of shares issued to shareholders in payment of distributions declared	10,932,973	17,102,612
Cost of shares redeemed	(89,177,794)	(340,463,653)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	223,318,678	(71,029,763)
Change in net assets	225,409,866	(6,755,586)
Net Assets:
Beginning of period	643,517,691	650,273,277
End of period	$868,927,557	$643,517,691

1	Reflects operations for the period from October 23, 2020 (commencement of operations) to March 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class A1 Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
Effective October 23, 2020, the Fund’s Class A1 Shares commenced operations.
Effective at the close of business on September 17, 2021, Class C Shares closed to new investors, new purchases (including systematic purchases) by existing shareholders and intra-fund and inter-fund exchanges into Class C Shares. Class C Shares of the Fund may be exchanged for Class C Shares of any other Federated Hermes Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $380,170 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended September 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$49,271	$(25,498)
Class A1 Shares	15,555	(10,653)
Class C Shares	9,188	—
Institutional Shares	126,092	(89,316)
Class R6 Shares	1,019	—
TOTAL	$201,125	$(125,467)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class A1 Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Shareholder Report

For the six months ended September 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$305,175
Class A1 Shares	65,880
Class C Shares	27,842
TOTAL	$398,897
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,354,049	$118,152,707	5,650,385	$53,021,854
Shares issued to shareholders in payment of distributions declared	382,614	3,658,337	746,862	6,893,547
Shares redeemed	(3,651,978)	(34,905,638)	(17,063,509)	(158,750,261)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,084,685	$86,905,406	(10,666,262)	$(98,834,860)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class A1 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,115,726	$20,246,819	5,195,517	$49,075,839
Shares issued to shareholders in payment of distributions declared	83,286	796,502	41,075	390,390
Shares redeemed	(854,312)	(8,176,616)	(538,665)	(5,109,640)
NET CHANGE RESULTING FROM CLASS A1 SHARE TRANSACTIONS	1,344,700	$12,866,705	4,697,927	$44,356,589
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	273,315	$2,616,902	246,426	$2,288,249
Shares issued to shareholders in payment of distributions declared	24,305	232,630	53,831	497,845
Shares redeemed	(609,957)	(5,833,751)	(1,176,090)	(10,908,323)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(312,337)	$(2,984,219)	(875,833)	$(8,122,229)
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,188,779	$126,076,979	15,393,401	$144,066,041
Shares issued to shareholders in payment of distributions declared	634,581	6,067,564	977,572	9,048,327
Shares redeemed	(3,975,933)	(37,999,835)	(17,475,087)	(160,457,035)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,847,427	$94,144,708	(1,104,114)	$(7,342,667)
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,599,452	$34,470,092	411,528	$3,879,295
Shares issued to shareholders in payment of distributions declared	18,626	177,940	29,495	272,503
Shares redeemed	(236,508)	(2,261,954)	(569,443)	(5,238,394)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	3,381,570	$32,386,078	(128,420)	$(1,086,596)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,346,045	$223,318,678	(8,076,702)	$(71,029,763)
4. FEDERAL TAX INFORMATION
At September 30, 2021, the cost of investments for federal tax purposes was $886,411,833. The net unrealized depreciation of investments for federal tax purposes was $13,320,388. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $930,594 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,250,982.
Semi-Annual Shareholder Report

As of March 31, 2021, the Fund had a capital loss carryforward of $53,326,293 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,153,025	$50,173,268	$53,326,293
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2021, the Adviser voluntarily waived $249,685 of its fee and voluntarily reimbursed $125,467 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2021, the Adviser reimbursed $5,018.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class A1 Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class A1 Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$84,559
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2021, FSC retained $6,782 of fees paid by the Fund. For the six months ended September 30, 2021, the Fund’s Class A Shares and Class A1 Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2021, FSC retained $1,033 in sales charges from the sale of Class A Shares. For the six months ended September 30, 2021, the Fund did not retain any sales charges.
Other Service Fees
For the six months ended September 30, 2021, FSSC received $732 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class A1 Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 0.93%, 1.75%, 0.68% and 0.67% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination
Semi-Annual Shareholder Report

Date”): (a) June 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2021, were as follows:
Purchases	$49,777,413
Sales	$22,431,762
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2021, the Fund had no outstanding loans. During the six months ended September 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2021, there were no outstanding loans. During the six months ended September 30, 2021, the program was not utilized.
Semi-Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting,” which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
11. SUBSEQUENT EVENT
On August 13, 2021, the Trustees approved the conversion of the Fund’s existing Class C Shares to Class A Shares on a tax-free basis and without any fee, load or charge to Class C shareholders. The conversion is expected to become effective on or about the close of business on November 19, 2021.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,018.40	$4.71
Class A1 Shares	$1,000	$1,018.40	$4.71
Class C Shares	$1,000	$1,014.30	$8.84
Institutional Shares	$1,000	$1,019.70	$3.44
Class R6 Shares	$1,000	$1,019.70	$3.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.41	$4.71
Class A1 Shares	$1,000	$1,020.41	$4.71
Class C Shares	$1,000	$1,016.29	$8.85
Institutional Shares	$1,000	$1,021.66	$3.45
Class R6 Shares	$1,000	$1,021.71	$3.40

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.93%
Class A1 Shares	0.93%
Class C Shares	1.75%
Institutional Shares	0.68%
Class R6 Shares	0.67%
Semi-Annual Shareholder Report

Bank Loan Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Floating Rate Strategic Income Fund invests primarily in Bank Loan Core Fund. Therefore the Bank Loan Core Fund financial statements and notes to financial statements are included on pages 32 through 73.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Management’s Discussion of Fund Performance (unaudited)–Bank Loan Core Fund
The total return of Bank Loan Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2021, was 10.50%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund’s broad-based securities market index, was 11.67% during the same period. The 10.50% total return for the reporting period consisted of 4.48% of taxable dividends and reinvestments and 6.02% increase in the net asset value of the shares. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of CSLLI.
MARKET OVERVIEW
During the reporting period, U.S. leveraged finance markets recovered from the pandemic-induced sell-off and generated positive total returns. This included the U.S. leveraged loan market. Credit spreads moved tighter, and asset prices increased in the U.S. leveraged loan market as prospects for economic recovery and improving credit conditions outweighed lingering uncertainty related to the pandemic. In fact, the spread between the CSLLI and 3-month LIBOR2 (a common benchmark rate for floating rate assets), as measured by a 3-year discount margin, declined from 7.00% at the beginning of the period to 4.43% by the end of the reporting period. The average price of assets in the CSLLI (excluding defaulted constituents) increased from $90.52 to $98.53 during the reporting period. The move higher in asset prices, coupled with the current income stream generated by leveraged loans, produced an attractive total return for investors during the period.
During the reporting period, there were several key factors that drove the recovery rally. Riskier asset classes, including leveraged loans, generated strong absolute returns as signs pointing to a global recovery continued to appear. Investor optimism was stoked by improving business activity data, approval and delivery of highly efficacious vaccines, an accommodative monetary policy framework and rollout of fiscal stimulus packages in the U.S. As companies reported earnings during the reporting period, it became apparent that corporate debt issuers were performing much better than earlier feared across a variety of industry sectors. Leveraged finance investors were encouraged by most debtors’ ability to fortify their liquidity and balance sheets in those sectors that were most negatively impacted by the pandemic. While the issuer default rate moved higher in the aftermath of the initial pandemic shock, it peaked in December 2020 at a level much lower than earlier forecasts and subsided thereafter during the reporting period. From a technical standpoint, the leveraged loan market benefited from an array of liquidity and demand sources, including collateralized loan obligation (CLO) warehouse activity, institutional asset managers and non-traditional credit investors.
Bank Loan Core Fund
Semi-Annual Shareholder Report

With short term rates anchored, the 3-month LIBOR rate ended the reporting period at 0.15%. Given the low short-term rate environment, LIBOR floors were observed on the majority of new leveraged loan issuance during the reporting period. Floor levels on recently syndicated loans typically ranged from 0.50% to 1.00%.
Fund Performance
During the reporting period, the Fund invested in a portfolio that was widely diversified over industry sectors and issuers and was comprised of floating-rate bank loans, corporate bonds, bank loan exchange-traded funds (ETFs), collateralized loan obligations and cash. While the Fund generated a positive total return, relative performance versus the CSLLI was negatively impacted by its position in Cash Equivalents which presented some headwind during a strong rally for risk assets. The Fund’s underweight position (excluding cash equivalents) to the highest quality tier of the market positively impacted performance relative to its CSLLI benchmark as loan issuances rated “BB-“ and “Ba3” and above by Standard and Poor’s and Moody’s Investor Service, respectively, produced lower returns than lower quality tiers of the market. Unfavorable credit selection contribution from the lowest quality tiers of the portfolio and ETF holdings were detractors from relative performance against the CSLLI. In general, the lowest quality tiers of the market, including distressed and commodity-related sectors, were the strongest performers in the market. A specific loan held by the Fund that underperformed the benchmark during the reporting period was Diamond Sports Group, a regional sports media firm. Notable outperformers in the portfolio included: Team Health, a physician outsourcing firm, Mallinckrodt, a pharmaceutical firm undergoing a restructuring process, and certain energy-related bond holdings including Antero and Range Resources.

1
Please see the footnotes to the line graph below for definitions of, and further information about the CSLLI.
2
LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Bank Loan Core Fund
Semi-Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Bank Loan Core Fund (the “Fund’) from June 30, 2011 to June 30, 2021, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2021
Average Annual Total Returns for the Period Ended 6/30/2021
	1 Year	5 Years	10 Years
Fund	10.50%	4.72%	4.61%
CSLLI	11.67%	5.04%	4.52%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) –Bank Loan Core Fund
At June 30, 2021, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	17.1%
Health Care	13.1%
Media Entertainment	6.6%
Insurance - P&C	5.0%
Chemicals	4.0%
Other[2]	44.4%
Other Security Types[3]	8.6%
Cash Equivalents[4]	5.2%
Other Assets and Liabilities - Net[5]	(4.0)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Credit Suisse Leveraged Loan Index (CSLLI).
Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Portfolio of Investments –Bank Loan Core Fund
June 30, 2021
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— 71.9%
		Aerospace/Defense— 0.7%
$ 6,982,500		Peraton Corp., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 2/1/2028	$7,014,969
2,592,620		TransDigm, Inc., Term Loan - 1st Lien, Series E, 2.354% (1-month USLIBOR +2.250%), 5/30/2025	2,559,059
3,684,503		TransDigm, Inc., Term Loan - 1st Lien, Series F, 2.354% (1-month USLIBOR +2.250%), 12/9/2025	3,634,320
		TOTAL	13,208,348
		Airlines— 0.3%
5,000,000		AAdvantage Loyalty IP Ltd., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +4.750%), 4/20/2028	5,219,075
		Automotive— 1.4%
2,000,000		Adient US LLC, Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 4/8/2028	2,003,440
1,040,886		American Axle & Manufacturing, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.250%), 4/6/2024	1,039,772
7,875,233		Clarios Global LP, Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 4/30/2026	7,818,650
1,550,556		Dana, Inc., Term Loan - 1st Lien, Series B, 2.354% (1-month USLIBOR +2.250%), 2/28/2026	1,549,827
4,831,112		Dexko Global, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.500%), 7/24/2024	4,841,378
4,912,819		Dragon Merger Sub LLC, Term Loan - 2nd Lien, 9.250% (1-month USLIBOR +8.250%), 7/24/2025	4,912,819
2,900,478		TI Group Auto Systems LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +3.250%), 12/16/2026	2,914,980
1,995,000		Truck Hero, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 1/31/2028	1,997,873
		TOTAL	27,078,739
		Building Materials— 2.0%
1,473,750		Abc Supply Co., Inc., Term Loan - 1st Lien, 2.104% (1-month USLIBOR +2.000%), 1/15/2027	1,465,188
5,309,765		CD&R Waterworks Merger Subsidiary LLC, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +2.750%), 8/1/2024	5,314,756
3,503,378		CD&R Waterworks Merger Subsidiary LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +2.750%), 8/1/2024	3,506,671
6,982,500		Cp Atlas Buyer Inc., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.750%), 11/23/2027	6,974,854
7,000,000		Foundation Building Materials, Inc., Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.250%), 2/3/2028	6,961,360
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Building Materials— continued
$ 7,795,434		NCI Building Systems, Inc., Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.250%), 4/12/2028	$7,806,152
2,500,000		Srs Distribution, Inc., Term Loan, Series B, 4.250% (1-month USLIBOR +3.750%), 6/2/2028	2,501,563
3,980,000		White Cap Buyer LLC, Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +4.000%), 10/19/2027	3,991,980
		TOTAL	38,522,524
		Cable Satellite— 2.7%
3,849,697		Altice Financing SA, Term Loan - 1st Lien, Series B, 2.933% (3-month USLIBOR +2.750%), 7/15/2025	3,790,007
3,890,253		Altice US Finance I Corp., Term Loan - 1st Lien, 2.322% (1-month USLIBOR +2.250%), 1/15/2026	3,843,356
1,859,425		Charter Communications Operating LLC, Term Loan - 1st Lien, Series B2, 1.860% (1-month USLIBOR +1.750%), 2/1/2027	1,847,413
1,890,000		CSC Holdings LLC, Term Loan - 1st Lien, Series B1, 2.322% (1-month USLIBOR +2.250%), 7/17/2025	1,868,501
1,956,484		CSC Holdings LLC, Term Loan - 1st Lien, Series B5, 2.572% (1-month USLIBOR +2.500%), 4/15/2027	1,942,329
385,731		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 5.618% (3-month USLIBOR +5.500%), 7/13/2021	389,108
128,577		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 6.500% (3-month USLIBOR +5.500%), 7/13/2021	129,703
2,420,407		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B3, 8.000% (PRIME +4.750%), 11/27/2023	2,464,786
1,000,000		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B4, 8.750% (PRIME +5.500%), 1/2/2024	1,020,835
6,829,118		SFR Group SA, Term Loan - 1st Lien, Series B12, 3.871% (3-month USLIBOR +3.687%), 1/31/2026	6,787,290
12,275,000		Telenet Financing USD LLC, Term Loan - 1st Lien, Series AR, 2.072% (1-month USLIBOR +2.000%), 4/30/2028	12,124,631
5,000,000		Upc Financing Partnership, Term Loan - 1st Lien, Series AX, 3.072% (1-month USLIBOR +3.000%), 1/31/2029	4,974,375
5,500,000		Virgin Media Bristol LLC, Term Loan - 1st Lien, Series N, 2.572% (1-month USLIBOR +2.500%), 1/31/2028	5,456,852
6,000,000		Ziggo BV, Term Loan - 1st Lien, Series I, 2.572% (1-month USLIBOR +2.500%), 4/30/2028	5,942,910
		TOTAL	52,582,096
		Chemicals— 3.6%
8,000,000		Alpha 3 BV, Term Loan - 1st Lien, Series B, 3.000% (3-month USLIBOR +2.500%), 3/18/2028	7,968,360
1,360,500		Axalta Coating Systems US Holdings, Inc., Term Loan - 1st Lien, Series B3, 1.897% (3-month USLIBOR +1.750%), 6/1/2024	1,353,215
4,000,000		Element Solutions, Inc., Term Loan - 1st Lien, Series B, 2.146%, (3-month USLIBOR +2.000%), 1/31/2026	4,000,020
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Chemicals— continued
$ 3,900,525		Element Solutions, Inc., Term Loan - 1st Lien, Series B1, 2.104%, (1-month USLIBOR +2.000%), 1/31/2026	$3,900,544
1,285,768		H.B Fuller Co., Term Loan - 1st Lien, Series B, 2.093% (1-month USLIBOR +2.000%), 10/20/2024	1,290,229
6,500,000		Herens US Holdco Corp., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 5/14/2028	6,516,250
4,000,000		Illuminate Merger Sub Corp., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 6/30/2028	4,007,500
8,000,000		Illuminate Merger Sub Corp., Term Loan - 2nd Lien, 7.250% (3-month USLIBOR + 6.750%), 6/30/2029	8,140,000
3,000,000		Ineos US Petrochem LLC, Term Loan - 1st Lien, Series B, 3.250% (1-month USLIBOR +2.750%), 1/29/2026	2,996,250
3,980,025		Lummus Technology Holdings V LLC, Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 6/30/2027	3,961,538
3,532,506		Messer Industries USA, Inc., Term Loan - 1st Lien, 2.647% (3-month USLIBOR +2.500%), 3/1/2026	3,513,078
3,989,585		Nouryon USA LLC, Term Loan - 1st Lien, Series B, 2.843% (1-month USLIBOR +2.750%), 10/1/2025	3,965,488
618,959		Nouryon USA LLC, Term Loan - 1st Lien, Series B, 5.000% (PRIME +1.750%), 10/1/2025	615,220
5,908,130		Polar US Borrower LLC, Term Loan - 1st Lien, 4.831% (1-month USLIBOR +4.750%), 10/16/2025	5,937,671
30,233		Polar US Borrower LLC, Term Loan - 1st Lien, 4.897% (3-month USLIBOR +4.750%), 10/16/2025	30,384
6,982,500		Potters Borrower Lp, Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 12/14/2027	7,002,156
560,603		PQ Corp., Term Loan - 1st Lien, Series B, 2.435% (3-month USLIBOR +2.250%), 2/7/2027	559,555
1,000,000		PQ Corp., Term Loan - 1st Lien, Series B, 3.250% (3-month USLIBOR +2.750%), 6/9/2028	1,000,420
4,000,000		PQ Group Holdings, Inc., Term Loan - 1st Lien, 3.250% (3-month USLIBOR +2.750%), 4/30/2028	4,010,000
		TOTAL	70,767,878
		Consumer Cyclical Services— 1.6%
15,882,223		Allied Universal Holdco LLC, Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.750%), 5/14/2028	15,946,308
4,419,573		Bellring Brands, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 10/21/2024	4,460,741
2,496,523		Garda World Security Corp., Term Loan - 1st Lien, Series B, 4.350% (1-month USLIBOR +4.250%), 10/30/2026	2,511,677
9,000,000		Signal Parent, Inc., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.500%), 4/1/2028	8,853,750
		TOTAL	31,772,476
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Consumer Products— 2.3%
$ 4,915,568		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, Series B, 4.104% (1-month USLIBOR +4.000%), 6/12/2026	$4,930,929
3,990,000		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, Series B, 5.000% (1-month USLIBOR +4.250%), 6/12/2026	3,999,975
3,990,000		Cnt Holdings I Corp., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 11/8/2027	3,996,544
1,500,000		Cnt Holdings I Corp., Term Loan - 2nd Lien, Series B, 7.500% (3-month USLIBOR +6.750%), 11/6/2028	1,526,250
10,245,245		Diamond BC BV, Term Loan - 1st Lien, 3.185% (2-month USLIBOR +3.000%), 9/6/2024	10,205,699
3,990,000		Energizer Holdings, Inc., Term Loan - 1st Lien, 2.750% (1-month USLIBOR +2.250%), 12/22/2027	3,987,007
634,003		New Constellis Borrower LLC, Term Loan - 2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	529,393
972,500		Ozark Holdings LLC., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 12/16/2027	975,417
4,987,500		Sunshine Luxembourg VII SARL, Term Loan - 1st Lien, Series B3, 4.500% (3-month USLIBOR +3.750%), 10/2/2026	5,012,113
2,980,013		Tosca Services, LLC, Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.500%), 8/18/2027	2,983,738
995,000		Weber-Stephen Products LLC, Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 10/30/2027	998,109
3,850,000		Welbilt, Inc., Term Loan - 1st Lien, Series B, 2.604% (1-month USLIBOR +2.500%), 10/23/2025	3,825,937
2,493,750		Woof Holdings LLC., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/21/2027	2,497,915
500,000		Woof Holdings LLC., Term Loan - 2nd Lien, 8.000% (6-month USLIBOR +7.250%), 12/21/2028	507,293
		TOTAL	45,976,319
		Diversified Manufacturing— 1.7%
4,941,222		Aldevron, LLC., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.250%), 10/11/2026	4,948,955
12,504,139		Form Technologies LLC, Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 7/22/2025	12,551,029
987,500		Gardner Denver, Inc., Term Loan - 1st Lien, 1.854% (1-month USLIBOR +1.750%), 2/28/2027	977,354
990,000		Gardner Denver, Inc., Term Loan - 1st Lien, Series B, 2.854% (1-month USLIBOR +2.750%), 2/28/2027	990,515
1,990,587		Gardner Denver, Inc., Term Loan - 1st Lien, Series B2, 1.854% (1-month USLIBOR +1.750%), 2/28/2027	1,970,134
4,377,721		Gates Global LLC, Term Loan - 1st Lien, Series B3, 3.500% (1-month USLIBOR +2.750%), 3/31/2027	4,373,934
2,813,532		Titan Acquisition Ltd., Term Loan - 1st Lien, Series B, 3.166% (6-month USLIBOR +3.000%), 3/28/2025	2,770,583
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Diversified Manufacturing— continued
$ 4,987,500		Watlow Electric Manufacturing Co., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +4.000%), 3/2/2028	$5,006,203
		TOTAL	33,588,707
		Financial Institutions— 1.0%
3,920,000		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B, 3.854% (1-month USLIBOR +3.750%), 9/3/2026	3,918,648
2,201,475		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B3, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	2,210,127
13,182,223		Sedgwick, Inc., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 12/31/2025	13,056,992
		TOTAL	19,185,767
		Food & Beverage— 0.5%
1,975,000		Aramark Services, Inc., Term Loan, Series B4, 1.854% (1-month USLIBOR +1.750%), 1/15/2027	1,955,043
3,000,000		City Brewing Co LLC., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 4/5/2028	3,018,750
866,288		Reynolds Consumer Products, Inc., Term Loan - 1st Lien, 1.854% (1-month USLIBOR +1.750%), 2/4/2027	860,713
3,341,864		U.S. Foodservice, Inc., Term Loan - 1st Lien, Series B, 1.854% (1-month USLIBOR +1.750%), 6/27/2023	3,314,243
		TOTAL	9,148,749
		Gaming— 2.0%
3,179,249		Boyd Gaming Corp., Term Loan - 1st Lien, Series B3, 2.338% (1-week USLIBOR +2.250%), 9/15/2023	3,179,567
3,315,900		Caesars Resort Collection, Term Loan - 1st Lien, Series B, 2.854% (1-month USLIBOR +2.750%), 12/22/2024	3,291,478
4,962,500		Caesars Resort Collection, Term Loan - 1st Lien, Series B1, 4.604% (1-month USLIBOR +4.500%), 7/20/2025	4,984,211
1,738,182		CCM Merger, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 11/4/2025	1,741,988
2,992,500		Churchill Downs, Inc., Term Loan - 1st Lien, Series B1, 2.110% (1-month USLIBOR +2.000%), 3/10/2028	2,973,797
5,566,706		Golden Entertainment, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/20/2024	5,549,310
3,000,000		Great Canadian Gaming Corp., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 11/1/2026	3,008,745
7,000,000		J&J Ventures Gaming LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 4/7/2028	7,035,000
4,607,964		Penn National Gaming, Inc., Term Loan - 1st Lien, Series B, 2.354% (1-month USLIBOR +2.250%), 10/15/2025	4,599,923
2,715,501		Station Casinos LLC, Term Loan - 1st Lien, Series B, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	2,687,790
		TOTAL	39,051,809
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— 10.7%
$ 9,950,000		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 10/2/2025	$10,005,969
5,381,730		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 5.250% (6-month USLIBOR +4.250%), 3/14/2025	5,402,854
1,463,468		Avantor, Inc., Term Loan - 1st Lien, Series B3, 3.000% (1-month USLIBOR +2.000%), 11/21/2024	1,466,827
7,960,000		Avantor, Inc., Term Loan - 1st Lien, Series B4, 3.250% (1-month USLIBOR +2.250%), 11/6/2027	7,972,418
4,990,000		Azalea Topco, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 7/25/2026	5,010,783
2,887,500		Carestream Dental LLC, Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/1/2024	2,883,905
1,209,858		Carestream Health, Inc., Term Loan - 1st Lien, 7.750% (3-month USLIBOR +6.750%), 5/8/2023	1,214,395
7,623,120		Carestream Health, Inc., Term Loan - 2nd Lien, 13.500% (3-month USLIBOR +4.500% cash pay and +8.000% PIK), 8/5/2023	7,486,552
5,280,120		CHG Healthcare Services, Inc., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.000%), 6/7/2023	5,281,228
2,717,490		CPI Holdco LLC, Term Loan - 1st Lien, 3.854% (1-month USLIBOR +3.750%), 11/4/2026	2,723,564
3,980,000		Curium BidCo S.a r.l., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 12/2/2027	3,994,925
2,000,000		Curium BidCo S.a r.l., Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.750%), 10/27/2028	2,040,000
6,778,793		Elanco Animal Health, Inc., Term Loan - 1st Lien, Series B, 1.842% (1-month USLIBOR +1.750%), 8/1/2027	6,684,907
15,711,085		Endo Luxembourg Finance, Term Loan - 1st Lien, 5.750% (3-month USLIBOR +5.000%), 3/25/2028	15,205,424
8,770,051		Enterprise Merger Sub, Inc., Term Loan - 1st Lien, 3.854% (1-month USLIBOR +3.750%), 10/10/2025	7,536,763
1,562,363		IMS Health, Inc., Term Loan - 1st Lien, Series B1, 1.854% (1-month USLIBOR +1.750%), 3/7/2024	1,555,723
962,500		IMS Health, Inc., Term Loan - 1st Lien, Series B2, 1.854% (1-month USLIBOR +1.750%), 1/17/2025	957,928
2,425,000		IMS Health, Inc., Term Loan - 1st Lien, Series B3, 1.897% (3-month USLIBOR +1.750%), 6/11/2025	2,413,518
2,000,000		MedAssets Software Intermediate Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (6-month USLIBOR +3.750%), 1/28/2028	2,001,750
3,852,412		MH Sub I LLC, Term Loan - 1st Lien, 3.604% (1-month USLIBOR +3.500%), 9/15/2024	3,840,913
9,427,356		MH Sub I LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 9/15/2024	9,459,786
6,000,000		MH Sub I LLC, Term Loan - 2nd Lien, 6.345% (1-month USLIBOR +6.250%), 2/12/2029	6,103,140
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— continued
$ 9,505,457		MPH Acquisition Holdings LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +2.750%), 6/7/2023	$9,489,820
4,145,773		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 2/18/2028	4,157,568
4,185,393		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 2/18/2028	4,197,300
262,391		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series C, 4.750% (3-month USLIBOR +3.750%), 3/2/2028	263,137
386,764		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series DD, 4.500% (3-month USLIBOR Unfunded +3.750%), 3/2/2028	387,864
2,000,000		National Mentor Holdings, Inc., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 3/2/2029	2,035,000
1,984,950		Navicure, Inc., Term Loan - 1st Lien, Series B, 4.104% (1-month USLIBOR +4.000%), 10/23/2026	1,991,153
4,488,756		Ortho-Clinical Diagnostics, Inc., Term Loan - 1st Lien, Series B, 3.088% (1-month USLIBOR +3.000%), 6/30/2025	4,490,372
11,771,560		Osteon Merger Subsidiary, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	11,594,987
2,992,500		Packaging Coordinators Midco, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 11/30/2027	2,999,233
3,500,000		Pluto Acquisition I Inc., Term Loan - 1st Lien, 4.146% (3-month USLIBOR +4.000%), 6/20/2026	3,507,665
5,985,000		PPD, Inc., Term Loan - 1st Lien, Series B, 2.750% (1-month USLIBOR +2.250%), 1/13/2028	5,985,479
5,000,000		Radnet Management, Inc., 3.750% (3-month USLIBOR +3.000%), 4/23/2028	5,006,250
6,345,456		RegionalCare Hospital Partners Holdings, Inc., Term Loan - 1st Lien, Series B, 3.854% (1-month USLIBOR +3.750%), 11/16/2025	6,338,159
1,000,000		Signify Health, Inc., Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +3.250%), 6/16/2028	1,000,830
5,750,000		Sotera Health Holdings, LLC., Term Loan - 1st Lien, 3.250% (3-month USLIBOR +2.750%), 12/13/2026	5,736,832
14,578,524		Team Health Holdings, Inc., Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	14,201,888
5,375,441		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 8/30/2024	5,389,847
995,000		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 8/30/2024	998,731
1,710,625		Vizient, Inc., Term Loan - 1st Lien, Series B6, 2.104% (1-month USLIBOR +2.000%), 5/6/2026	1,699,720
8,385,096		VVC Holding Corp., Term Loan - 1st Lien, Series B1, 4.409% (3-month USLIBOR +4.250%), 2/11/2026	8,419,181
		TOTAL	211,134,288
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Independent Energy— 0.4%
$ 7,000,000		Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor+9.000%), 11/1/2025	$7,752,500
		Industrial - Other— 3.0%
2,977,538		Alchemy Copyrights LLC., Term Loan - 1st Lien, Series B, 3.500% (1-month USLIBOR +3.000%), 3/10/2028	2,981,260
8,309,057		Altra Industrial Motion Corp., Term Loan - 1st Lien, Series B, 2.104% (1-month USLIBOR +2.000%), 10/1/2025	8,283,091
1,940,000		EPV Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.354% (1-month USLIBOR +3.250%), 3/9/2025	1,926,051
1,561,650		EPV Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.354% (1-month USLIBOR +7.250%), 3/9/2026	1,533,025
1,979,487		Excelitas Technologies, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 12/1/2024	1,982,456
5,638,082		Excelitas Technologies, Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.500%), 12/1/2025	5,647,244
4,200,000		FCG Acquisitions, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.750%), 4/1/2028	4,209,849
800,000		FCG Acquisitions, Inc., Term Loan - 1st Lien, Series DD, 4.500% (3-month USLIBOR Unfunded +3.750%), 4/1/2028	1,084,136
1,500,000		FCG Acquisitions, Inc., Term Loan - 2nd Lien, 7.250% (3-month USLIBOR +6.750%), 3/16/2029	1,530,000
7,333,764		Filtration Group Corp., Term Loan - 1st Lien, 3.104% (1-month USLIBOR +3.000%), 3/29/2025	7,284,114
4,962,500		Filtration Group Corp., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 3/29/2025	4,974,286
2,895,105		Greenrock Finance, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.500%), 6/28/2024	2,877,011
5,000,000		Madison Iaq LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.250%), 6/16/2028	5,008,600
410,526		Resideo Funding, Inc., Term Loan - 1st Lien, 2.750% (1-month USLIBOR +2.250%), 2/8/2028	410,526
410,526		Resideo Funding, Inc., Term Loan - 1st Lien, 2.750% (2-month USLIBOR +2.250%), 2/8/2028	410,526
2,171,447		Resideo Funding, Inc., Term Loan - 1st Lien, 2.750% (3-month USLIBOR +2.250%), 2/8/2028	2,171,448
6,947,631		Vertical U.S. Newco, Inc., Term Loan - 1st Lien, Series B, 4.477% (6-month USLIBOR +4.250%), 7/31/2027	6,966,459
		TOTAL	59,280,082
		Insurance - P&C— 4.6%
4,964,899		Alera Group Intermediate Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +4.000%), 8/1/2025	4,983,518
991,376		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Term Loan - 1st Lien, Series B3, 4.250% (1-month USLIBOR +3.750%), 10/8/2027	994,336
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Insurance - P&C— continued
$ 15,924,988		AmWINS Group, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.250%), 2/19/2028	$15,843,690
7,694,970		AssuredPartners, Inc., Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 2/13/2027	7,664,536
6,962,500		AssuredPartners, Inc., Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR +4.500%), 2/13/2027	6,985,998
3,236,774		Asurion LLC, Term Loan - 1st Lien, Series B6, 3.104% (1-month USLIBOR +3.000%), 11/3/2023	3,223,633
4,835,079		Asurion LLC, Term Loan - 1st Lien, Series B7, 3.104% (1-month USLIBOR +3.000%), 11/3/2024	4,789,749
2,561,171		Asurion LLC, Term Loan - 1st Lien, Series B8, 3.354% (1-month USLIBOR +3.250%), 12/23/2026	2,535,163
3,990,000		Asurion LLC, Term Loan - 1st Lien, Series B9, 3.345% (1-month USLIBOR +3.250%), 7/31/2027	3,949,262
5,000,000		Asurion LLC, Term Loan - 2nd Lien, Series B3, 5.354% (1-month USLIBOR +5.250%), 2/3/2028	5,046,875
6,770,491		Hub International Ltd., Term Loan - 1st Lien, Series B, 2.900% (3-month USLIBOR +2.750%), 4/25/2025	6,703,396
3,940,200		Hub International Ltd., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 4/25/2025	3,945,440
11,142,569		NFP Corp., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 2/13/2027	11,000,167
4,962,500		Ryan Specialty Group, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.000%), 9/1/2027	4,971,805
5,357,742		USI, Inc./NY, Term Loan - 1st Lien, 3.147% (3-month USLIBOR +3.000%), 5/16/2024	5,314,210
2,462,520		USI, Inc./NY, Term Loan - 1st Lien, Series B, 3.397% (3-month USLIBOR +3.250%), 12/2/2026	2,443,177
		TOTAL	90,394,955
		Leisure— 0.4%
1,917,791		AMC Entertainment Holdings, Inc., Term Loan - 1st Lien, Series B, 3.085% (1-month USLIBOR +3.000%), 4/22/2026	1,806,914
6,925,044		SeaWorld Entertainment, Inc., Term Loan - 1st Lien, Series B5, 3.750% (1-month USLIBOR +3.000%), 3/31/2024	6,886,090
		TOTAL	8,693,004
		Lodging— 1.1%
7,399,258		Aimbridge Acquisition, Co., Term Loan - 1st Lien, Series B, 3.854% (1-month USLIBOR +3.750%), 2/1/2026	7,248,202
4,808,879		Four Seasons Hotels Ltd., Term Loan - 1st Lien, 2.104% (1-month USLIBOR +2.000%), 11/30/2023	4,799,189
6,431,137		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR +4.500%), 8/1/2026	6,455,286
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Lodging— continued
$ 2,866,737		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.854% (1-month USLIBOR +2.750%), 7/31/2024	$2,838,070
		TOTAL	21,340,747
		Media Entertainment— 5.7%
3,874,859		AVSC Holding Corp., Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.250%), 3/1/2025	3,573,686
1,485,098		AVSC Holding Corp., Term Loan - 1st Lien, Series B2, 5.500% (3-month USLIBOR +4.500%), 10/15/2026	1,409,781
3,000,000		AVSC Holding Corp., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 9/1/2025	2,445,000
1,622,885		CBS Radio, Inc., Term Loan - 1st Lien, 2.595% (1-month USLIBOR +2.500%), 11/18/2024	1,610,105
9,909,520		Clear Channel Outdoor Holdings, Inc., Term Loan, Series B, 3.685% (3-month USLIBOR +3.500%), 8/21/2026	9,686,556
7,231,677		Comet Bidco Ltd., Term Loan - 1st Lien, Series B, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	6,864,091
6,280,522		Cumulus Media News Holdings, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +3.750%), 3/31/2026	6,301,405
2,456,250		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan - 1st Lien, 3.360% (1-month USLIBOR +3.250%), 8/24/2026	1,498,325
962,500		E.W. Scripps Co., Term Loan - 1st Lien, Series B, 2.104% (1-month USLIBOR +2.000%), 10/2/2024	959,319
5,595,000		E.W. Scripps Co., Term Loan - 1st Lien, Series B3, 3.750% (1-month USLIBOR +3.000%), 1/7/2028	5,599,672
6,577,107		Emerald Expo Holdings, Inc., Term Loan - 1st Lien, Series B, 2.604% (1-month USLIBOR +2.500%), 5/22/2024	6,358,220
891,237		Entravision Communications Corp., Term Loan - 1st Lien, Series B, 2.854% (1-month USLIBOR +2.750%), 11/30/2024	884,553
11,894,887		iHeartCommunications, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 5/1/2026	11,918,677
7,000,000		Magnite, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +5.000%), 4/1/2028	7,000,000
8,349,512		NEP/NCP Holdco, Inc., Term Loan - 1st Lien, 3.354% (3-month USLIBOR +3.250%), 10/20/2025	8,155,135
4,500,000		NEP/NCP Holdco, Inc., Term Loan - 2nd Lien, 7.104% (1-month USLIBOR +7.000%), 10/19/2026	4,432,500
482,764		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B3, 2.345% (1-month USLIBOR +2.250%), 1/17/2024	481,596
2,588,237		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B4, 2.592% (1-month USLIBOR +2.500%), 9/19/2026	2,585,533
685,653		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, Series B4, 2.081% (1-month USLIBOR +2.000%), 10/4/2023	685,653
526,866		Outfront Media Capital, LLC., Term Loan - 1st Lien, Series B, 1.840% (1-month USLIBOR +1.750%), 11/18/2026	519,126
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Media Entertainment— continued
$ 10,293,231		Recorded Books, Inc., Term Loan - 1st Lien, Series B, 4.103% (1-month USLIBOR +4.000%), 8/31/2025	$10,318,964
5,000,000		Sinclair Television Group, Term Loan - 1st Lien, Series B3, 3.110% (1-month USLIBOR +3.000%), 4/1/2028	4,968,750
6,407,850		Terrier Media Buyer, Inc., Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 12/17/2026	6,382,923
6,000,000		Univision Communications, Inc., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 5/7/2028	5,987,520
1,855,239		WMG Acquisition Corp., Term Loan - 1st Lien, Series G, 2.229% (1-month USLIBOR +2.125%), 1/20/2028	1,843,643
		TOTAL	112,470,733
		Midstream— 0.1%
3,000,000		DT Midstream, Inc., Term Loan - 1st Lien, Series B, 2.500% (3-month USLIBOR +2.000%), 6/10/2028	3,008,835
		Oil Field Services— 0.0%
843,373		Championx Corp., Term Loan - 1st Lien, 2.625% (1-month USLIBOR +2.500%), 5/9/2025	841,265
		Packaging— 2.2%
238,800		Anchor Glass Container Corp., Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 12/7/2023	217,308
166,667		Anchor Glass Container Corp., Term Loan - 2nd Lien, 8.750% (3-month USLIBOR +7.750%), 12/7/2024	87,768
2,615,028		Berry Global, Inc., Term Loan - 1st Lien, Series Z, 1.827% (1-month USLIBOR +1.750%), 7/1/2026	2,598,135
7,551,444		Bway Corp., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 4/3/2024	7,383,311
14,468,750		Charter Nex US, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.750%), 12/1/2027	14,520,765
4,882,095		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 3.451% (3-month USLIBOR +3.250%), 6/29/2025	4,841,330
1,260,520		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 2/23/2028	1,256,581
15,444		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 10/19/2023	15,485
1,780,883		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 10/19/2023	1,785,620
113,673		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.100% (3-month USLIBOR +4.000%), 10/19/2023	113,975
2,000,000		Fortress Merger Sub., Inc., Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 10/21/2024	1,997,500
2,985,000		Reynolds Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 3.354% (1-month USLIBOR +3.250%), 2/5/2026	2,969,806
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Packaging— continued
$ 5,276,234		Trident TPI Holdings, Inc., Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.000%), 10/17/2024	$5,265,233
		TOTAL	43,052,817
		Pharmaceuticals— 2.5%
12,008,160		Icon Luxembourg Sarl, Term Loan - 1st Lien, Series B, 3.000% (3-month USLIBOR +2.500%), 7/1/2028	12,041,002
2,991,840		Indigo Merger Sub, Inc., Term Loan - 1st Lien, 3.000% (3-month USLIBOR +2.500%), 7/1/2028	3,000,023
10,000,000		Jazz Pharmaceuticals Lux S.a.r.l., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.500%), 4/22/2028	10,042,950
4,631,454	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, Series B, 6.000% (6-month USLIBOR +5.250%), 9/24/2024	4,506,983
3,991,390	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, Series B, 6.250% (1-month USLIBOR +5.500%), 2/24/2025	3,881,627
6,000,000		Organon & Co., Term Loan - 1st Lien, Series B, 3.500% (3-month USLIBOR +3.000%), 6/2/2028	6,013,770
10,758,811		Parexel International Corp., Term Loan - 1st Lien, Series B, 2.854% (1-month USLIBOR +2.750%), 9/27/2024	10,712,602
		TOTAL	50,198,957
		Restaurant— 0.6%
4,807,390		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, Series B4, 1.854% (1-month USLIBOR +1.750%), 11/19/2026	4,749,556
6,965,000		IRB Holding Corp., Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.250%), 12/15/2027	6,973,184
		TOTAL	11,722,740
		Retailers— 1.2%
7,481,250		Academy Ltd., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.500%), 10/28/2027	7,529,205
4,987,500		Petco Health and Wellness Co., Inc., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 3/4/2028	4,983,061
2,500,000		PetSmart, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 2/12/2028	2,505,000
9,917,462		Talbots, Inc., Term Loan - 1st Lien, Series B, 8.000% (3-month USLIBOR +7.000%), 11/28/2022	9,372,002
		TOTAL	24,389,268
		Services— 1.4%
7,378,637		Emerald TopCo, Inc., Term Loan - 1st Lien, 3.685% (1-month USLIBOR +3.500%), 7/25/2026	7,346,355
3,982,519		GT Polaris, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 9/24/2027	3,994,964
3,203,910		Saber Merger Sub, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/29/2027	3,221,932
788,060		Service Logic Acquisition, Inc., Term Loan - 1st Lien, Series DD, 4.750% (3-month USLIBOR Unfunded +4.000%), 10/29/2027	792,493
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Services— continued
$ 6,789,443		USIC Holdings, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 5/14/2028	$6,785,200
1,000,000		USIC Holdings, Inc., Term Loan - 2nd Lien, 7.250% (3-month USLIBOR +6.500%), 5/14/2029	1,020,000
3,972,481		Western Institutional Review Board, Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 1/8/2027	3,990,476
		TOTAL	27,151,420
		Technology— 16.3%
3,983,165		Aerial Merger Subsidiary, Inc., Term Loan - 2nd Lien, 9.000% (3-month USLIBOR +8.000%), 8/8/2025	3,839,891
8,761,700		Almonde, Inc., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.500%), 6/13/2024	8,638,248
4,500,000		Almonde, Inc., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 6/13/2025	4,557,668
7,738,165		Applied Systems, Inc., Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.000%), 9/19/2024	7,731,432
17,242		Applied Systems, Inc., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +3.000%), 9/19/2024	17,227
5,000,000		Atlas Purchaser, Inc., Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.250%), 5/8/2028	4,930,200
1,000,000		Atlas Purchaser, Inc., Term Loan - 2nd Lien, 9.750% (3-month USLIBOR +9.000%), 5/7/2029	997,500
7,028,711		Banff Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.854% (1-month USLIBOR +3.750%), 10/2/2025	6,997,293
3,903,006		Barracuda Networks, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/12/2025	3,918,852
5,000,000		Barracuda Networks, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/30/2028	5,107,825
4,887,500		BCPE Rover Merger Sub, Inc., Term Loan - 1st Lien, 4.354% (1-month USLIBOR +4.250%), 11/28/2025	4,806,172
4,185,500		Cambium Learning Group, Inc., Term Loan - 1st Lien, Series B, 5.250% (3-month USLIBOR +4.500%), 12/18/2025	4,214,276
7,294,436		CCC Information Services, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 4/27/2024	7,302,387
2,947,500		CommScope, Inc., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 4/4/2026	2,938,820
5,000,000		CoreLogic, Inc., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.500%), 6/2/2028	4,993,125
1,989,924		Dcert Buyer, Inc., Term Loan - 1st Lien, Series B, 4.104% (1-month USLIBOR +4.000%), 10/16/2026	1,994,899
2,000,000		Dcert Buyer, Inc., Term Loan - 2nd Lien, 7.104% (1-month USLIBOR +7.000%), 2/16/2029	2,023,340
5,282,045		Diebold, Inc., Term Loan - 1st Lien, Series B, 2.875% (1-month USLIBOR +2.750%), 11/6/2023	5,209,417
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 6,926,425		Dun & Bradstreet Corp., Term Loan - 1st Lien, Series B, 3.345% (1-month USLIBOR +3.250%), 2/8/2026	$6,901,524
2,986,954		Dynatrace LLC, Term Loan - 1st Lien, 2.354% (1-month USLIBOR +2.250%), 8/23/2025	2,976,933
5,000,000		E2open LLC, Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 2/4/2028	5,011,725
4,962,500		Epicor Software Corp., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 7/31/2027	4,962,971
3,960,000		Fiserv Investment Solutions, Inc., Term Loan - 1st Lien, Series B, 4.155% (3-month USLIBOR +4.000%), 2/18/2027	3,971,880
1,477,467		Gigamon, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/27/2024	1,483,008
4,962,500		GlobalLogic Holdings, Inc., Term Loan - 1st Lien, Series B2, 4.500% (1-month USLIBOR +3.750%), 9/14/2027	4,977,239
3,960,000		Go Daddy Operating Co. LLC, Term Loan - 1st Lien, Series B4, 2.104% (1-month USLIBOR +2.000%), 8/10/2027	3,940,200
5,985,000		Greeneden U.S. Holdings II LLC, Term Loan - 1st Lien, Series B4, 4.750% (1-month USLIBOR +4.000%), 12/1/2027	6,006,396
8,247,545		Hyland Software, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.500%), 7/1/2024	8,272,453
6,280,000		Hyland Software, Inc., Term Loan - 2nd Lien, 7.000% (1-month USLIBOR +6.250%), 7/10/2025	6,329,706
2,960,025		Informatica Corp., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 2/25/2027	2,946,572
2,750,000		Informatica LLC, Term Loan - 2nd Lien, 7.125%, 2/25/2025	2,817,031
4,660,261		Inovalon Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.875% (1-month USLIBOR +2.750%), 4/2/2025	4,638,544
4,488,750		Ivanti Software, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 12/1/2027	4,475,665
7,980,000		Ivanti Software, Inc., Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 12/1/2027	8,003,820
10,945,000		LogMeIn, Inc., Term Loan - 1st Lien, Series B, 4.827% (1-month USLIBOR +4.750%), 8/31/2027	10,940,731
223,307		Marcel Bidco LLC, Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 12/31/2027	223,586
12,942,481		Milano Acquisition Corp., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 10/1/2027	13,007,194
4,962,500		Mitchell International, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.250%), 12/1/2024	4,992,622
6,916,404		MLN US Holdco LLC, Term Loan - 1st Lien, 4.585% (1-month USLIBOR +4.500%), 11/30/2025	6,365,720
1,000,000		MLN US Holdco LLC, Term Loan - 2nd Lien, 8.835% (1-month USLIBOR +8.750%), 11/30/2026	580,190
2,930,050		NCR Corp., Term Loan, 2.690% (3-month USLIBOR +2.500%), 8/28/2026	2,904,412
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 6,376,555		NeuStar, Inc., Term Loan - 1st Lien, Series B4, 4.500% (3-month USLIBOR +3.500%), 8/8/2024	$6,238,215
2,964,950		Nexus Buyer LLC, Term Loan - 1st Lien, Series B, 3.840% (1-month USLIBOR +3.750%), 11/8/2026	2,963,096
1,363,607		ON Semiconductor Corp., Term Loan - 1st Lien, Series B, 2.104% (1-month USLIBOR +2.000%), 9/19/2026	1,359,987
2,316,402		Optiv Security, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 2/1/2024	2,273,294
2,000,000		Optiv Security, Inc., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 2/1/2025	1,963,000
7,960,000		Planview Parent, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/18/2027	7,986,149
2,940,225		Project Alpha Intermediate Holding, Inc., Term Loan - 1st Lien, Series B, 4.110% (1-month USLIBOR +4.000%), 4/26/2024	2,948,090
2,500,000		Project Boost Purchaser, LLC, Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 5/30/2026	2,500,013
5,158,741		Project Boost Purchaser, LLC, Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 5/30/2026	5,133,669
2,977,500		Project Boost Purchaser, LLC, Term Loan - 1st Lien, Series B, 5.000% (1-month USLIBOR +4.250%), 5/30/2026	2,980,760
5,885,500		Project Leopard Holdings, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 7/7/2023	5,914,869
5,985,000		Rackspace Technology, Inc., Term Loan - 1st Lien, 3.500% (3-month USLIBOR +2.750%), 2/15/2028	5,959,983
4,895,562		RL Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.343% (1-month USLIBOR +3.250%), 5/30/2025	4,851,844
3,500,000		RL Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.104% (1-month USLIBOR +7.000%), 5/29/2026	3,511,375
3,000,000		Rocket Software, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.250%), 11/28/2025	2,950,875
1,455,300		RP Crown Parent LLC, Term Loan - 1st Lien, Series B1, 4.000% (1-month USLIBOR +3.000%), 1/30/2026	1,457,119
2,947,500		S2P Acquisition Borrower, Inc., Term Loan - 1st Lien, 3.854% (1-month USLIBOR +3.750%), 8/14/2026	2,953,336
1,085,087		Science Applications International Corp., Term Loan - 1st Lien, Series B, 1.979% (1-month USLIBOR +1.875%), 3/13/2027	1,083,562
1,950,000		Severin Acquisition LLC, Term Loan - 1st Lien, Series B, 3.331% (1-month USLIBOR +3.000%), 8/1/2025	1,941,986
1,492,500		Sophia LP, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/7/2027	1,495,612
5,955,000		Tech Data Corp., Term Loan - 1st Lien, 5.604% (1-month USLIBOR +5.500%), 7/1/2025	5,994,690
4,661,538		Tempo Acquisition LLC, Term Loan - 1st Lien, Series B-EXT, 3.750% (1-month USLIBOR +3.250%), 10/31/2026	4,673,192
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 9,463,251		Tibco Software, Inc., Term Loan - 1st Lien, Series B3, 3.860% (1-month USLIBOR +3.750%), 6/30/2026	$9,451,422
5,000,000		Tibco Software, Inc., Term Loan - 2nd Lien, 7.360% (1-month USLIBOR +7.250%), 3/4/2028	5,086,725
3,422,469		Trans Union LLC, Term Loan - 1st Lien, Series B5, 1.854% (1-month USLIBOR +1.750%), 11/15/2026	3,403,457
5,460,062		Ultimate Software Group, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.250%), 5/3/2026	5,473,467
2,441,364		Ultimate Software Group, Inc., Term Loan - 1st Lien, Series B, 3.854% (1-month USLIBOR +3.750%), 5/3/2026	2,445,942
1,000,000		Ultimate Software Group, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 5/3/2027	1,020,415
6,947,587		Veritas U.S., Inc., Term Loan - 1st Lien, Series B, 6.000% (3-month USLIBOR +5.000%), 9/1/2025	7,001,431
7,416,175		VS Buyer, LLC, Term Loan - 1st Lien, Series B, 3.104% (1-month USLIBOR +3.000%), 3/2/2027	7,404,605
2,985,000		Weld North Education LLC, Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 12/21/2027	2,992,463
		TOTAL	320,363,337
		Transportation Services— 0.8%
1,000,000		Delta Air Lines, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +3.750%), 10/20/2027	1,057,565
3,950,000		Genesee & Wyoming, Inc., Term Loan - 1st Lien, 2.147% (3-month USLIBOR +2.000%), 12/30/2026	3,927,781
2,962,613		Hercules Merger Sub LLC, Term Loan - 1st Lien, Series B, 2.354% (1-month USLIBOR +2.250%), 11/1/2026	2,945,948
6,982,500		United Airlines, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 4/21/2028	7,083,851
		TOTAL	15,015,145
		Utility - Electric— 0.6%
3,567,568		Calpine Construction Finance Co., Term Loan - 1st Lien, Series B, 2.104% (1-month USLIBOR +2.000%), 1/15/2025	3,529,663
6,965,000		Calpine Corp., Term Loan - 1st Lien, Series B5, 2.610% (1-month USLIBOR +2.500%), 12/16/2027	6,927,876
328,272		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.832% (1-month USLIBOR +1.750%), 12/31/2025	326,364
1,348,207		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.854% (1-month USLIBOR +1.750%), 12/31/2025	1,340,367
		TOTAL	12,124,270
		Wireless Communications— 0.5%
3,929,188		Iridium Satellite LLC, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +2.750%), 11/4/2026	3,940,917
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Wireless Communications— continued
$ 6,444,659		TITAN ACQUISITION CO. NEW, Term Loan - 1st Lien, 4.147% (3-month USLIBOR +4.000%), 5/1/2026	$6,440,663
		TOTAL	10,381,580
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,403,618,808)	1,415,418,430
		CORPORATE BONDS— 14.9%
		Aerospace/Defense— 0.5%
2,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	2,330,600
3,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,249,870
2,000,000		TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	2,074,440
1,250,000		TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,304,687
		TOTAL	8,959,597
		Airlines— 0.3%
2,975,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	3,153,500
2,425,000		Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	2,606,536
		TOTAL	5,760,036
		Automotive— 0.4%
3,000,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	3,082,350
4,000,000		Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	4,154,400
		TOTAL	7,236,750
		Building Materials— 0.5%
3,500,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,582,355
2,500,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,679,087
3,475,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	3,607,780
		TOTAL	9,869,222
		Chemicals— 0.4%
250,000		INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	253,620
1,125,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,164,954
7,200,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	7,223,544
		TOTAL	8,642,118
		Consumer Cyclical Services— 0.7%
4,750,000		Allied Universal Holdings Co. LLC/ Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	4,765,405
5,625,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	5,664,460
4,000,000		Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	3,855,020
		TOTAL	14,284,885
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Products— 0.3%
$ 4,000,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	$4,101,620
1,100,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	1,168,200
	TOTAL	5,269,820
	Diversified Manufacturing— 0.2%
750,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	793,500
2,075,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,245,046
	TOTAL	3,038,546
	Finance Companies— 0.3%
5,150,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	5,348,095
	Gaming— 1.2%
1,200,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,277,814
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,042,906
2,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	2,144,930
16,000,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	16,738,400
2,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	2,188,400
	TOTAL	24,392,450
	Health Care— 2.3%
900,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	962,591
425,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	440,011
3,675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	3,890,870
6,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	6,472,590
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,963,406
3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,631,948
4,525,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	4,586,087
7,000,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	7,432,215
10,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	10,062,350
2,750,000	Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	2,827,990
1,500,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,622,085
1,000,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,068,490
	TOTAL	45,960,633
	Independent Energy— 1.4%
5,750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	5,892,140
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Independent Energy— continued
$ 1,500,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	$1,708,125
775,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	819,795
2,000,000	EQT Corp., Sr. Unsecd. Note, 7.625%, 2/1/2025	2,335,580
650,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	678,587
2,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,227,550
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,776,157
4,000,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	4,145,000
6,000,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	6,625,500
	TOTAL	28,208,434
	Industrial - Other— 0.4%
4,000,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	4,045,000
1,300,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	1,369,277
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,611,125
	TOTAL	8,025,402
	Insurance - P&C— 0.4%
4,000,000	NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	4,070,120
4,000,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,222,920
	TOTAL	8,293,040
	Leisure— 0.5%
4,000,000	Live Nation Entertainment, Inc., Sec. Fac. Bond, 144A, 3.750%, 1/15/2028	4,023,440
5,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	5,563,875
1,250,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,296,875
	TOTAL	10,884,190
	Media Entertainment— 0.9%
6,000,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	6,262,320
3,403,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	3,564,829
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	3,197,250
4,000,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	4,265,000
875,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	937,344
	TOTAL	18,226,743
	Metals & Mining— 0.5%
7,126,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	7,161,630
1,725,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,839,281
	TOTAL	9,000,911
	Midstream— 0.8%
4,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	4,172,180
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$ 3,375,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	$3,783,037
3,000,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	3,118,545
2,275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,479,352
1,275,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	1,341,938
575,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	610,219
	TOTAL	15,505,271
	Oil Field Services— 0.1%
2,000,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,099,860
	Packaging— 0.2%
3,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,157,500
	Pharmaceuticals— 0.9%
1,875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	1,921,406
6,785,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	6,963,106
4,000,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	2,702,600
2,875,000	Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,821,094
875,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	893,419
2,000,000	Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,047,330
	TOTAL	17,348,955
	Retailers— 0.4%
5,350,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	5,717,813
3,000,000	Petsmart, Inc./Petsmart Fi, Term Loan - 1st Lien, 144A, 4.750%, 2/15/2028	3,120,000
	TOTAL	8,837,813
	Technology— 0.9%
3,000,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,218,070
2,275,000	Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 6/30/2028	2,298,569
2,800,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	3,113,418
1,525,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	1,601,502
2,250,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	2,385,281
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	383,425
4,000,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	3,974,640
	TOTAL	16,974,905
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Transportation Services— 0.4%
$ 3,000,000		Delta Air Line, Inc. / SkyMiles IP Ltd., Sec. Fac. Bond, 144A, 4.750%, 10/20/2028	$3,337,698
4,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,905,625
		TOTAL	8,243,323
		TOTAL CORPORATE BONDS (IDENTIFIED COST $283,435,825)	293,568,499
	[1]	ASSET-BACKED SECURITIES— 3.3%
		Finance Companies— 3.3%
2,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class ER, 7.546% (3-month USLIBOR +7.400%), 7/20/2034	2,001,000
2,000,000		Anchorage Capital CLO, Ltd., 2020-15A, Class A, 2.038% (3-month USLIBOR +1.850%), 7/20/2031	2,002,953
1,000,000		Anchorage Capital CLO, Ltd., 2020-15A, Class B1, 2.638% (3-month USLIBOR +2.450%), 7/20/2031	1,002,851
2,000,000		Anchorage Capital CLO, Ltd., 2020-15A, Class DR, 3.546% (3-month USLIBOR +3.400%), 7/20/2034	2,001,000
1,600,000		Ballyrock Ltd., 2020-14A, Class C, 3.796% (3-month USLIBOR +3.600%), 1/20/2034	1,617,693
2,000,000		Battalion CLO, Ltd., 2020-18A, Class B, 2.484% (3-month USLIBOR +2.300%), 10/15/2032	2,010,980
2,500,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.290% (3-month USLIBOR +3.100%), 1/17/2032	2,501,392
2,250,000		Dryden Senior Loan Fund 2021-87A, Class D, 3.096% (3-month USLIBOR +2.950%), 5/20/2034	2,254,514
2,000,000		Dryden Senior Loan Fund 2021-87A, Class E, 6.296% (3-month USLIBOR +6.150%), 5/20/2034	2,000,800
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 2.238% (3-month USLIBOR +2.050%), 4/20/2034	751,042
3,500,000		GoldenTree Loan Management US 2020-7A, Class DR, 3.338% (3-month USLIBOR +3.150%), 4/20/2034	3,504,802
1,000,000		Magnetite CLO, Ltd., 2020-28A, Class C, 2.526% (3-month USLIBOR +2.350%), 10/25/2031	1,007,024
700,000		Magnetite CLO, Ltd., 2020-28A, Class D, 3.676% (3-month USLIBOR +3.500%), 10/25/2031	704,034
1,000,000		Magnetite CLO, Ltd., 2021-31A, Class D, 3.146% (3-month USLIBOR +3.000%), 7/15/2034	1,000,500
3,000,000		Magnetite CLO, Ltd., 2021-31A, Class E, 6.146% (3-month USLIBOR +6.000%), 7/15/2034	3,001,500
1,250,000		Neuberger Berman CLO, Ltd., 2020-38A, Class B, 1.888% (3-month USLIBOR +1.700%), 10/20/2032	1,252,481
1,500,000		Neuberger Berman CLO, Ltd., 2020-38A, Class C, 2.538% (3-month USLIBOR +2.350%), 10/20/2032	1,506,022
1,250,000		Neuberger Berman CLO, Ltd., 2020-39A, Class C, 2.438% (3-month USLIBOR +2.250%), 1/20/2032	1,255,644
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 1,000,000		Neuberger Berman CLO, Ltd., 2020-39A, Class D, 3.788% (3-month USLIBOR +3.600%), 1/20/2032	$1,006,481
2,500,000		OCP CLO, Ltd., 2019-16A, Class DR, 3.338% (3-month USLIBOR +3.150%), 4/10/2033	2,507,291
1,000,000		OCP CLO, Ltd., 2020-18A, Class CR, 2.110% (3-month USLIBOR +1.950%), 7/20/2032	1,000,902
2,750,000		OCP CLO, Ltd., 2020-18A, Class DR, 3.360% (3-month USLIBOR +3.200%), 7/20/2032	2,756,314
2,750,000		OCP CLO, Ltd., 2020-8RA, Class C, 3.970% (3-month USLIBOR +3.750%), 1/17/2032	2,770,183
600,000		Palmer Square Loan Funding 2020-3A, Class C, 4.118% (3-month USLIBOR +3.930%), 7/20/2028	602,172
3,000,000		Parallel Ltd., 2020-1A, Class A1, 2.013% (3-month USLIBOR +1.825%), 7/20/2031	3,004,486
3,000,000		Parallel Ltd., 2020-1A, Class A2, 2.588% (3-month USLIBOR +2.400%), 7/20/2031	3,008,155
1,000,000		Parallel Ltd., 2020-1A, Class CR, 3.546% (3-month USLIBOR +3.400%), 7/20/2034	1,000,394
2,000,000		Parallel Ltd., 2020-1A, Class DR, 6.646% (3-month USLIBOR +6.500%), 7/20/2034	2,000,788
3,500,000		Parallel Ltd., 2021-1A, Class D, 3.582% (3-month USLIBOR +3.450%), 7/15/2034	3,501,704
950,000		Parallel Ltd., 2021-1A, Class E, 6.602% (3-month USLIBOR +6.750%), 7/15/2034	955,702
1,250,000		Pikes Peak CLO, Ltd., 2021-7A, Class D, 3.588% (3-month USLIBOR +3.400%), 2/25/2034	1,259,101
1,000,000		Rockland Park CLO, Ltd., 2021-1A, Class C, 2.046% (3-month USLIBOR +1.900%), 4/20/2034	997,561
2,000,000		Rockland Park CLO, Ltd., 2021-1A, Class E, 6.396% (3-month USLIBOR +6.250%), 4/20/2034	2,011,587
3,250,000		Symphony CLO, Ltd., 2016 - 18A, Class DR, 7.216% (3-month USLIBOR +3.250%), 7/23/2033	3,251,287
2,000,000		Symphony CLO, Ltd., 2016 - 18A, Class ER, 3.396% (3-month USLIBOR +7.070%), 7/23/2033	1,981,206
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $64,781,000)	64,991,546
		COMMON STOCKS— 0.1%
		Consumer Cyclical Services— 0.0%
46,202	[3]	Constellis Holdings LLC	184,808
		Midstream— 0.1%
31,464	[3]	Summit Midstream Partners LP	955,876
		TOTAL COMMON STOCKS (IDENTIFIED COST $674,294)	1,140,684
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		WARRANT— 0.0%
		Health Care— 0.0%
148	[3,4]	Carestream Health, Inc., Warrants, 2/9/2026 (IDENTIFIED COST $0)	$1
		EXCHANGE-TRADED FUNDS— 8.6%
3,508,000		Invesco Senior Loan ETF	77,702,200
1,975,000		SPDR Blackstone Senior Loan ET	91,422,750
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $166,795,667)	169,124,950
		INVESTMENT COMPANY— 5.2%
103,382,017		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5] (IDENTIFIED COST $103,387,098)	103,423,369
		TOTAL INVESTMENT IN SECURITIES—104.0% (IDENTIFIED COST $2,022,692,692)[6]	2,047,667,479
		OTHER ASSETS AND LIABILITIES - NET—(4.0)%[7]	(79,362,707)
		TOTAL NET ASSETS—100%	$1,968,304,772
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2020	$163,403,464
Purchases at Cost	$900,980,589
Proceeds from Sales	$(960,896,900)
Change in Unrealized Appreciation/Depreciation	$(44,240)
Net Realized Gain/(Loss)	$(19,544)
Value as of 6/30/2021	$103,423,369
Shares Held as of 6/30/2021	103,382,017
Dividend Income	$168,495

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Issuer in default.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,020,870,082.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,415,418,430	$—	$1,415,418,430
Corporate Bonds	—	293,568,499	—	293,568,499
Asset-Backed Securities	—	64,991,546	—	64,991,546
Warrant	—	—	1	1
Exchange-Traded Funds	169,124,950	—	—	169,124,950
Equity Securities:
Common Stocks
Domestic	1,140,684	—	—	1,140,684
Investment Company	103,423,369	—	—	103,423,369
TOTAL SECURITIES	$273,689,003	$1,773,978,475	$1	$2,047,667,479

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Semi-Annual Shareholder Report

Financial Highlights–Bank Loan Core Fund
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.14	$9.83	$10.02	$10.12	$9.90
Income From Investment Operations:
Net investment income (loss)	0.43	0.49	0.59	0.53	0.49
Net realized and unrealized gain (loss)	0.52	(0.69)	(0.20)	(0.10)	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.95	(0.20)	0.39	0.43	0.71
Less Distributions:
Distributions from net investment income	(0.40)	(0.49)	(0.58)	(0.53)	(0.49)
Net Asset Value, End of Period	$9.69	$9.14	$9.83	$10.02	$10.12
Total Return[1]	10.50%	(2.15)%	4.02%	4.32%	7.31%
Ratios to Average Net Assets:
Net expenses[2]	0.05%	0.06%	0.06%	0.05%	0.08%
Net investment income	4.47%	5.22%	5.98%	5.27%	4.90%
Expense waiver/reimbursement[3]	—%	—%	—%	—%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,968,305	$1,148,240	$1,043,884	$927,849	$793,870
Portfolio turnover	31%	43%	38%	31%	39%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–Bank Loan Core Fund
June 30, 2021

Assets:
Investment in securities, at value including $103,423,369 of investments in an affiliated holding* (identified cost $2,022,692,692)	$2,047,667,479
Cash	932,230
Income receivable	12,695,132
Income receivable from an affiliated holding	4,029
Receivable for investments sold	12,863,152
Total Assets	2,074,162,022
Liabilities:
Payable for investments purchased	103,815,983
Income distribution payable	1,834,537
Accrued expenses (Note 5)	206,730
Total Liabilities	105,857,250
Net assets for 203,163,399 shares outstanding	$1,968,304,772
Net Assets Consist of:
Paid-in capital	$2,015,023,176
Total distributable earnings (loss)	(46,718,404)
Total Net Assets	$1,968,304,772
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,968,304,772 ÷ 203,163,399 shares outstanding, no par value, unlimited shares authorized	$9.69

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Semi-Annual Shareholder Report

Statement of Operations–Bank Loan Core Fund
Year Ended June 30, 2021

Investment Income:
Interest	$66,187,926
Dividends (including $168,495 received from an affiliated holding*)	4,007,342
TOTAL INCOME	70,195,268
Expenses:
Administrative fee (Note 5)	4,208
Custodian fees	46,900
Transfer agent fees	92,287
Directors’/Trustees’ fees (Note 5)	7,670
Auditing fees	36,301
Legal fees	11,533
Portfolio accounting fees	470,554
Share registration costs	1,273
Printing and postage	19,108
Miscellaneous (Note 5)	27,930
TOTAL EXPENSES	717,764
Net investment income	69,477,504
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(19,544) on sales of investments in an affiliated holding*)	1,743,569
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(44,240) of investments in an affiliated holding*)	76,103,106
Net realized and unrealized gain (loss) on investments	77,846,675
Change in net assets resulting from operations	$147,324,179

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–Bank Loan Core Fund

Year Ended June 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,477,504	$56,589,834
Net realized gain (loss)	1,743,569	(66,522,789)
Net change in unrealized appreciation/depreciation	76,103,106	(29,198,230)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	147,324,179	(39,131,185)
Distributions to Shareholders	(64,845,212)	(55,191,113)
Share Transactions:
Proceeds from sale of shares	978,208,250	589,153,851
Net asset value of shares issued to shareholders in payment of distributions declared	44,858,187	21,483,001
Cost of shares redeemed	(285,480,181)	(411,958,657)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	737,586,256	198,678,195
Change in net assets	820,065,223	104,355,897
Net Assets:
Beginning of period	1,148,239,549	1,043,883,652
End of period	$1,968,304,772	$1,148,239,549
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Semi-Annual Shareholder Report

Notes to Financial Statements–Bank Loan Core Fund
June 30, 2021
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to August 28, 2020, the name of the Fund was Federated Bank Loan Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
Bank Loan Core Fund
Semi-Annual Shareholder Report

Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Bank Loan Core Fund
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Bank Loan Core Fund
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 6/30/2021	Year Ended 6/30/2020
Shares sold	103,103,118	62,467,458
Shares issued to shareholders in payment of distributions declared	4,692,574	2,271,073
Shares redeemed	(30,279,230)	(45,244,765)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	77,516,462	19,493,766
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$64,845,212	$55,191,113
As of June 30, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,768,482
Net unrealized appreciation	$26,797,397
Capital loss carryforwards and deferrals	$(75,284,283)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, assignment fees and discount accretion/premium amortization on debt securities.
At June 30, 2021, the cost of investments for federal tax purposes was $2,020,870,082. The net unrealized appreciation of investments for federal tax purposes was $26,797,397. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,558,842 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,761,445.
As of June 30, 2021, the Fund had a capital loss carryforward of $75,284,283 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$10,728,354	$64,555,929	$75,284,283
The Fund used capital loss carryforwards of $654,814 to offset capital gains realized during the year ended June 30, 2021.
Bank Loan Core Fund
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2021, were as follows:
Purchases	$1,238,916,686
Sales	$452,701,843
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as
Bank Loan Core Fund
Semi-Annual Shareholder Report

appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2021, the Fund had no outstanding loans. During the year ended June 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the year ended June 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–Bank Loan Core Fund
TO THE BOARD OF Trustees OF FEDERATED HERMES CORE TRUSt and shareholders of Bank loan Core fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Bank Loan Core Fund (formerly, Federated Bank Loan Core Fund) (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at June 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 24, 2021
Bank Loan Core Fund
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–Bank Loan Core Fund
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,032.60	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Bank Loan Core Fund
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Floating Rate Strategic Income Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Semi-Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Floating Rate Strategic Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C514
CUSIP 31420C597
CUSIP 31420C670
CUSIP 31420C571
Q450752 (11/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
September 30, 2021

Share Class | Ticker	A | FUSGX	B | FUSBX	C | FUSCX	Institutional | FCBRX

Federated Hermes Fund for
U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2021 through September 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.1%
Asset-Backed Securities	3.1%
Collateralized Mortgage Obligations	1.0%
Non-Agency Mortgage-Backed Securities	0.2%
Cash Equivalents[2]	27.1%
Other Assets and Liabilities—Net[3]	(23.5)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 92.1%
	Federal Home Loan Mortgage Corporation— 23.9%
$ 3,820,364	2.000%, 3/1/2051	$3,833,982
3,869,627	2.000%, 4/1/2051	3,883,421
866,337	2.500%, 9/1/2034	905,191
685,736	3.000%, 3/1/2032	729,311
897,424	3.000%, 2/1/2033	957,817
1,313,053	3.000%, 1/1/2043	1,410,334
409,603	3.000%, 10/1/2045	438,925
665,428	3.000%, 11/1/2045	713,064
523,353	3.000%, 10/1/2046	552,151
1,296,447	3.000%, 10/1/2046	1,392,093
799,736	3.000%, 11/1/2046	843,741
1,799,181	3.000%, 1/1/2047	1,898,181
1,913,489	3.000%, 2/1/2047	2,018,779
712,328	3.000%, 8/1/2049	744,957
4,616,120	3.500%, 7/1/2042	5,010,497
2,611,346	3.500%, 9/1/2043	2,833,629
1,260,949	3.500%, 5/1/2046	1,370,254
1,227,939	3.500%, 10/1/2046	1,320,568
1,078,234	3.500%, 10/1/2046	1,154,853
493,768	3.500%, 11/1/2047	528,238
214,885	4.000%, 8/1/2025	227,437
2,602,052	4.000%, 12/1/2041	2,852,162
316,038	4.000%, 1/1/2042	346,416
846,958	4.000%, 9/1/2047	914,407
730,704	4.000%, 10/1/2047	795,403
355,377	4.000%, 11/1/2047	383,455
588,654	4.000%, 12/1/2047	634,474
374,828	4.000%, 2/1/2048	405,855
470,138	4.000%, 4/1/2048	505,411
453,600	4.000%, 6/1/2048	496,207
28,249	4.500%, 2/1/2024	29,282
82,759	4.500%, 6/1/2024	85,882
62,982	4.500%, 11/1/2039	69,694
259,317	4.500%, 4/1/2040	287,193
604,583	4.500%, 5/1/2040	670,069
371,178	4.500%, 5/1/2040	411,487
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2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 189,333	4.500%, 8/1/2040	$211,248
472,584	4.500%, 9/1/2040	527,283
798,552	4.500%, 9/1/2040	890,981
1,192,540	4.500%, 9/1/2041	1,334,296
257,790	4.500%, 2/1/2048	285,715
293,676	5.000%, 1/1/2034	328,011
669,194	5.000%, 5/1/2034	748,219
64,938	5.000%, 2/1/2039	73,202
214,787	5.000%, 3/1/2039	242,144
140,285	5.000%, 7/1/2039	158,244
405,326	5.000%, 9/1/2039	457,448
572,914	5.000%, 10/1/2039	646,610
1,815,924	5.500%, 5/1/2034	2,075,007
243,843	5.500%, 12/1/2035	281,560
185,378	5.500%, 5/1/2036	213,277
24,072	5.500%, 6/1/2036	27,938
444,035	5.500%, 6/1/2036	515,077
33,496	5.500%, 9/1/2037	38,893
18,129	6.000%, 2/1/2032	20,821
146,048	6.500%, 10/1/2037	176,826
20,619	6.500%, 4/1/2038	24,995
41,786	6.500%, 10/1/2038	50,654
4,505	6.500%, 10/1/2038	5,480
24,987	7.500%, 1/1/2027	27,979
2,416	7.500%, 12/1/2029	2,822
55,471	7.500%, 5/1/2030	62,677
17,661	7.500%, 1/1/2031	20,875
34,495	7.500%, 2/1/2031	40,749
	TOTAL	51,143,851
	Federal National Mortgage Association— 41.8%
3,261,351	1.500%, 8/1/2035	3,296,687
1,749,453	2.000%, 1/1/2036	1,802,624
3,102,187	2.000%, 10/1/2050	3,116,154
3,615,414	2.000%, 11/1/2050	3,631,692
3,777,486	2.000%, 2/1/2051	3,792,132
1,911,372	2.000%, 3/1/2051	1,918,186
3,877,834	2.000%, 4/1/2051	3,891,657
2,954,129	2.000%, 4/1/2051	2,976,199
6,838,372	2.000%, 5/1/2051	6,862,749
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 704,537	2.500%, 2/1/2028	$735,837
638,526	2.500%, 9/1/2034	667,163
800,614	2.500%, 9/1/2034	834,431
6,452,658	2.500%, 12/1/2050	6,655,984
888,420	3.000%, 10/1/2046	937,306
1,342,447	3.000%, 11/1/2046	1,416,316
1,902,901	3.000%, 11/1/2046	2,033,773
683,523	3.000%, 1/1/2047	721,134
984,684	3.000%, 1/1/2047	1,038,867
591,578	3.000%, 2/1/2047	636,515
936,549	3.000%, 7/1/2049	979,449
5,576,572	3.500%, 9/1/2042	6,086,115
2,926,382	3.500%, 12/1/2042	3,175,482
3,108,053	3.500%, 8/1/2046	3,340,954
511,027	3.500%, 8/1/2046	547,341
907,374	3.500%, 9/1/2046	974,858
1,519,326	3.500%, 10/1/2047	1,621,354
455,577	3.500%, 11/1/2047	483,608
948,368	3.500%, 1/1/2048	1,033,615
2,452,832	4.000%, 12/1/2031	2,659,472
591,460	4.000%, 2/1/2041	643,476
1,551,258	4.000%, 12/1/2041	1,687,581
2,434,548	4.000%, 3/1/2042	2,676,925
1,262,072	4.000%, 4/1/2042	1,383,382
1,244,228	4.000%, 6/1/2044	1,363,434
223,256	4.000%, 9/1/2046	244,994
762,835	4.000%, 6/1/2047	837,231
543,776	4.000%, 11/1/2047	589,604
741,924	4.000%, 12/1/2047	812,415
481,914	4.000%, 1/1/2048	530,539
477,768	4.000%, 2/1/2048	514,509
508,577	4.000%, 2/1/2048	548,005
874,226	4.000%, 2/1/2048	942,917
289,672	4.000%, 2/1/2048	316,329
455,061	4.000%, 2/1/2048	492,730
153,464	4.000%, 3/1/2048	165,122
393,234	4.000%, 5/1/2048	422,798
139,640	4.000%, 6/1/2048	150,095
438,872	4.000%, 6/1/2048	471,319
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 452,381	4.500%, 10/1/2040	$504,742
1,156,360	4.500%, 3/1/2041	1,290,202
38,122	4.500%, 6/1/2041	42,535
89,489	5.000%, 1/1/2024	92,773
756,677	5.000%, 7/1/2034	846,385
49,789	5.000%, 11/1/2035	55,970
273,091	5.000%, 1/1/2039	308,126
393,530	5.000%, 7/1/2039	443,969
42,853	5.000%, 10/1/2039	48,262
504,296	5.000%, 11/1/2039	570,045
219,068	5.000%, 12/1/2039	247,295
48,463	5.000%, 1/1/2040	54,717
367,939	5.500%, 9/1/2034	422,430
7,832	6.000%, 10/1/2028	8,798
5,426	6.000%, 11/1/2028	6,104
380	6.000%, 12/1/2028	424
6,164	6.000%, 12/1/2028	6,569
14,589	6.000%, 12/1/2028	16,341
7,842	6.000%, 12/1/2028	8,769
5,570	6.000%, 12/1/2028	6,222
966	6.000%, 1/1/2029	1,067
5,551	6.000%, 1/1/2029	6,213
1,902	6.000%, 1/1/2029	2,121
319	6.000%, 1/1/2029	356
12,826	6.000%, 1/1/2029	14,288
440	6.000%, 3/1/2029	495
481	6.000%, 3/1/2029	543
28,884	6.000%, 5/1/2029	32,324
24,523	6.000%, 5/1/2029	27,468
372	6.000%, 11/1/2029	417
21,355	6.000%, 11/1/2029	23,893
3,825	6.000%, 4/1/2031	4,370
336,797	6.000%, 11/1/2034	391,933
26,373	6.000%, 5/1/2036	30,973
21,345	6.000%, 6/1/2036	25,069
49,491	6.000%, 7/1/2036	58,223
100,531	6.000%, 9/1/2037	118,415
134,532	6.000%, 2/1/2038	158,845
61,349	6.000%, 4/1/2038	72,515
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 23,130	6.500%, 5/1/2031	$26,799
26,431	6.500%, 4/1/2032	31,120
123,322	6.500%, 9/1/2036	148,423
354,084	6.500%, 8/1/2037	426,701
31,026	7.000%, 8/1/2028	35,392
24,974	7.000%, 10/1/2028	28,451
18,196	7.000%, 6/1/2029	21,086
177	7.000%, 11/1/2031	210
5,512	7.000%, 11/1/2031	6,584
48,359	7.000%, 12/1/2031	57,196
4,016	7.000%, 12/1/2031	4,785
797	7.000%, 1/1/2032	945
890	7.500%, 1/1/2030	1,041
	TOTAL	89,399,998
	Government National Mortgage Association— 1.8%
2,173,928	3.500%, 2/20/2048	2,331,043
132,034	5.000%, 11/20/2038	147,528
44,207	5.000%, 12/20/2038	49,395
89,726	5.000%, 5/20/2039	100,322
319,500	5.000%, 8/20/2039	356,965
140,929	5.000%, 9/20/2039	157,479
148,038	5.500%, 12/20/2038	169,217
120,871	6.000%, 9/20/2038	140,139
10,293	7.500%, 12/15/2023	10,751
7,687	7.500%, 1/15/2026	8,482
6,413	7.500%, 2/15/2026	7,076
147,925	7.500%, 2/15/2028	166,581
556	7.500%, 7/15/2029	641
578	7.500%, 7/15/2029	666
204	7.500%, 7/15/2029	208
432	7.500%, 9/15/2029	495
2,434	7.500%, 9/15/2029	2,786
1,658	7.500%, 10/15/2029	1,845
8,982	7.500%, 10/15/2029	10,329
3,793	7.500%, 10/15/2029	4,321
4,880	7.500%, 10/15/2029	5,646
47,934	7.500%, 6/15/2030	55,807
20,775	7.500%, 6/15/2030	23,549
36,289	7.500%, 7/15/2030	42,248
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 65,846		8.250%, 10/15/2030	$77,585
		TOTAL	3,871,104
	[1]	Uniform Mortgage-Backed Securities, TBA— 24.6%
2,000,000		1.500%, 10/1/2036	2,019,405
6,000,000		2.000%, 10/1/2036	6,177,514
15,000,000		2.000%, 10/1/2051	15,038,438
23,500,000		2.500%, 10/1/2051	24,231,623
5,000,000		2.500%, 10/21/2051	5,161,593
		TOTAL	52,628,573
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $189,676,362)	197,043,526
		ASSET-BACKED SECURITIES— 3.1%
		Auto Receivables— 1.4%
1,032,805		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	1,037,428
930,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	948,758
900,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	914,462
		TOTAL	2,900,648
		Other— 0.0%
25,918		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	26,087
		Student Loans— 1.7%
1,351,858		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,364,691
957,990		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	967,664
1,371,583	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.183% (1-month USLIBOR +1.100%), 7/15/2053	1,386,898
		TOTAL	3,719,253
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,529,748)	6,645,988
		COLLATERALIZED MORTGAGE OBLIGATIONS— 1.2%
		Government National Mortgage Association— 1.0%
1,164,509	[2]	REMIC, Series 2013-158, Class AB, 3.053% (1-month USLIBOR +0.000%), 8/16/2053	1,208,916
861,459		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	891,727
		TOTAL	2,100,643
		Non-Agency Mortgage-Backed Securities— 0.2%
129,058		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	47,215
302,739		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	303,588
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— continued
$ 39,941	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	$17,059
		TOTAL	367,862
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,538,504)	2,468,505
		INVESTMENT COMPANY— 27.1%
58,041,986		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4] (IDENTIFIED COST $58,041,986)	58,041,986
		TOTAL INVESTMENT IN SECURITIES—123.5% (IDENTIFIED COST $256,786,600)[5]	264,200,005
		OTHER ASSETS AND LIABILITIES - NET—(23.5)%[6]	(50,328,553)
		TOTAL NET ASSETS—100%	$213,871,452
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2021	$68,558,463
Purchases at Cost	$38,772,833
Proceeds from Sales	$(49,289,310)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 9/30/2021	$58,041,986
Shares Held as of 9/30/2021	58,041,986
Dividend Income	$6,490
The Fund invests in Federated Hermes Government Obligations Fund (GOF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of
Semi-Annual Shareholder Report
8

GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At September 30, 2021, GOF represents 27.1% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of GOF. A copy of GOF’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $256,750,802.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2021.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$197,043,526	$—	$197,043,526
Asset-Backed Securities	—	6,645,988	—	6,645,988
Collateralized Mortgage Obligations	—	2,468,505	—	2,468,505
Investment Company	58,041,986	—	—	58,041,986
TOTAL SECURITIES	$58,041,986	$206,158,019	$—	$264,200,005

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.39	$7.51	$7.27	$7.21	$7.37	$7.54
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.11	0.18	0.18	0.17	0.16
Net realized and unrealized gain (loss)	(0.06)	(0.09)	0.24	0.07	(0.16)	(0.16)
Total From Investment Operations	(0.01)	0.02	0.42	0.25	0.01	—
Less Distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.18)	(0.19)	(0.17)	(0.17)
Net Asset Value, End of Period	$7.32	$7.39	$7.51	$7.27	$7.21	$7.37
Total Return[2]	(0.11)%	0.19%	5.86%	3.48%	0.15%	(0.03)%
Ratios to Average Net Assets:
Net expenses[3]	0.95%[4]	0.95%	0.97%	0.96%	0.96%	0.91%
Net investment income	1.22%[4]	1.46%	2.41%	2.59%	2.28%	2.17%
Expense waiver/reimbursement[5]	—%	0.01%	0.03%	0.04%	0.00%[6]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$208,820	$219,671	$206,154	$216,404	$236,461	$295,523
Portfolio turnover	125%	277%[7]	82%	60%	45%	91%[7]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	47%	74%	60%	34%	43%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7
The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.39	$7.52	$7.28	$7.21	$7.38	$7.55
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.06	0.12	0.13	0.11	0.11
Net realized and unrealized gain (loss)	(0.06)	(0.11)	0.24	0.07	(0.16)	(0.17)
Total From Investment Operations	(0.04)	(0.05)	0.36	0.20	(0.05)	(0.06)
Less Distributions:
Distributions from net investment income	(0.03)	(0.08)	(0.12)	(0.13)	(0.12)	(0.11)
Net Asset Value, End of Period	$7.32	$7.39	$7.52	$7.28	$7.21	$7.38
Total Return[2]	(0.49)%	(0.71)%	5.06%	2.83%	(0.74)%	(0.78)%
Ratios to Average Net Assets:
Net expenses[3]	1.70%[4]	1.71%	1.72%	1.71%	1.71%	1.66%
Net investment income	0.48%[4]	0.76%	1.67%	1.81%	1.54%	1.42%
Expense waiver/reimbursement[5]	—%	0.01%	0.03%	0.04%	0.00%[6]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$244	$502	$1,310	$1,691	$3,024	$5,447
Portfolio turnover	125%	277%[7]	82%	60%	45%	91%[7]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	47%	74%	60%	34%	43%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7
The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.39	$7.51	$7.27	$7.21	$7.37	$7.54
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.06	0.12	0.13	0.11	0.11
Net realized and unrealized gain (loss)	(0.06)	(0.10)	0.25	0.06	(0.15)	(0.17)
Total From Investment Operations	(0.04)	(0.04)	0.37	0.19	(0.04)	(0.06)
Less Distributions:
Distributions from net investment income	(0.03)	(0.08)	(0.13)	(0.13)	(0.12)	(0.11)
Net Asset Value, End of Period	$7.32	$7.39	$7.51	$7.27	$7.21	$7.37
Total Return[2]	(0.50)%	(0.57)%	5.06%	2.69%	(0.61)%	(0.78)%
Ratios to Average Net Assets:
Net expenses[3]	1.70%[4]	1.71%	1.72%	1.71%	1.71%	1.66%
Net investment income	0.48%[4]	0.73%	1.66%	1.81%	1.53%	1.42%
Expense waiver/reimbursement[5]	—%	0.01%	0.03%	0.04%	0.00%[6]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,291	$6,033	$9,464	$8,999	$16,447	$25,271
Portfolio turnover	125%	277%[7]	82%	60%	45%	91%[7]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	47%	74%	60%	34%	43%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7
The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Period Ended 3/31/2021[1]
Net Asset Value, Beginning of Period	$7.38	$7.58
Income From Investment Operations:
Net investment income[2]	0.05	0.10
Net realized and unrealized (loss)	(0.04)	(0.16)
Total From Investment Operations	0.01	(0.06)
Less Distributions:
Distributions from net investment income	(0.08)	(0.14)
Net Asset Value, End of Period	$7.31	$7.38
Total Return[3]	0.08%	(0.87)%
Ratios to Average Net Assets:
Net expenses[4]	0.70%[5]	0.70%[5]
Net investment income	1.47%[5]	1.54%[5]
Expense waiver/reimbursement[6]	—%	0.01%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$517	$535
Portfolio turnover	125%	277%[7]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	47%

1	Reflects operations for the period from May 28, 2020 (date of initial investment) to March 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
September 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $58,041,986 of investments in an affiliated holding* (identified cost $256,786,600)	$264,200,005
Due from broker (Note 2)	260,007
Income receivable	423,318
Income receivable from an affiliated holding	1,147
Receivable for investments sold	2,219,675
Receivable for shares sold	8,804
Total Assets	267,112,956
Liabilities:
Payable for investments purchased	52,970,946
Payable for shares redeemed	97,337
Income distribution payable	30,911
Payable for investment adviser fee (Note 5)	2,041
Payable for administrative fee (Note 5)	458
Payable for distribution services fee (Note 5)	2,865
Payable for other service fees (Notes 2 and 5)	67,743
Accrued expenses (Note 5)	69,203
Total Liabilities	53,241,504
Net assets for 29,233,999 shares outstanding	$213,871,452
Net Assets Consist of:
Paid-in capital	$218,604,717
Total distributable earnings (loss)	(4,733,265)
Total Net Assets	$213,871,452
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($208,819,523 ÷ 28,543,691 shares outstanding), no par value, unlimited shares authorized	$7.32
Offering price per share (100/95.50 of $7.32)	$7.66
Redemption proceeds per share	$7.32
Class B Shares:
Net asset value per share ($243,864 ÷ 33,311 shares outstanding), no par value, unlimited shares authorized	$7.32
Offering price per share	$7.32
Redemption proceeds per share (94.50/100 of $7.32)	$6.92
Class C Shares:
Net asset value per share ($4,291,117 ÷ 586,241 shares outstanding), no par value, unlimited shares authorized	$7.32
Offering price per share	$7.32
Redemption proceeds per share (99.00/100 of $7.32)	$7.25
Institutional Shares:
Net asset value per share ($516,948 ÷ 70,756 shares outstanding), no par value, unlimited shares authorized	$7.31
Offering price per share	$7.31
Redemption proceeds per share	$7.31

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Six Months Ended September 30, 2021 (unaudited)

Investment Income:
Interest	$2,390,251
Dividends received from an affiliated holding*	6,490
TOTAL INCOME	2,396,741
Expenses:
Investment adviser fee (Note 5)	384,558
Administrative fee (Note 5)	87,692
Custodian fees	13,708
Transfer agent fees	130,204
Directors’/Trustees’ fees (Note 5)	1,158
Auditing fees	14,991
Legal fees	5,561
Portfolio accounting fees	73,863
Distribution services fee (Note 5)	19,491
Other service fees (Notes 2 and 5)	272,287
Share registration costs	32,776
Printing and postage	15,430
Miscellaneous (Note 5)	14,079
TOTAL EXPENSES	1,065,798
Net investment income	1,330,943
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	476,544
Net realized loss on futures contracts	(264,781)
Net change in unrealized appreciation of investments	(1,771,592)
Net change in unrealized appreciation of futures contracts	(3,685)
Net realized and unrealized gain (loss) on investments and futures contracts	(1,563,514)
Change in net assets resulting from operations	$(232,571)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2021	Year Ended 3/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,330,943	$3,345,222
Net realized gain (loss)	211,763	(241,484)
Net change in unrealized appreciation/depreciation	(1,775,277)	(3,177,182)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(232,571)	(73,444)
Distributions to Shareholders:
Class A Shares	(1,792,836)	(3,962,165)
Class B Shares	(1,661)	(7,609)
Class C Shares	(21,226)	(93,943)
Institutional Shares[1]	(5,644)	(29,884)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,821,367)	(4,093,601)
Share Transactions:
Proceeds from sale of shares	4,547,677	74,869,406
Net asset value of shares issued to shareholders in payment of distributions declared	1,632,227	3,678,890
Cost of shares redeemed	(16,995,447)	(64,568,037)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,815,543)	13,980,259
Change in net assets	(12,869,481)	9,813,214
Net Assets:
Beginning of period	226,740,933	216,927,719
End of period	$213,871,452	$226,740,933

1	Reflects operations for the period from May 28, 2020 (date of initial investment) to March 31, 2021.
See Notes which are an integral part of the Financial Statements
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17

Notes to Financial Statements
September 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
The Fund’s Institutional Shares commenced operations on May 28, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
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Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred
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securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended September 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$265,877
Class B Shares	468
Class C Shares	5,942
TOTAL	$272,287
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20

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not
Semi-Annual Shareholder Report
21

correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At September 30, 2021, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $2,657,786. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(264,781)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,685)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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22

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	561,257	$4,137,561	9,020,552	$67,910,096
Shares issued to shareholders in payment of distributions declared	217,785	1,604,080	471,908	3,550,183
Shares redeemed	(1,977,851)	(14,587,901)	(7,197,033)	(53,960,609)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,198,809)	$(8,846,260)	2,295,427	$17,499,670
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,374	$17,540	8,021	$60,232
Shares issued to shareholders in payment of distributions declared	225	1,661	991	7,480
Shares redeemed	(37,185)	(274,102)	(115,395)	(871,186)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(34,586)	$(254,901)	(106,383)	$(803,474)
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	44,671	$329,918	498,851	$3,763,164
Shares issued to shareholders in payment of distributions declared	2,844	20,961	12,116	91,345
Shares redeemed	(277,838)	(2,052,263)	(953,884)	(7,163,695)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(230,323)	$(1,701,384)	(442,917)	$(3,309,186)
	Six Months Ended 9/30/2021		Year Ended 3/31/2021[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,504	$62,658	415,547	$3,135,914
Shares issued to shareholders in payment of distributions declared	751	5,525	3,980	29,882
Shares redeemed	(11,033)	(81,181)	(346,993)	(2,572,547)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,778)	$(12,998)	72,534	$593,249
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,465,496)	$(10,815,543)	1,818,661	$13,980,259

1	Reflects operations for the period from May 28, 2020 (date of initial investment) to March 31, 2021.
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23

4. FEDERAL TAX INFORMATION
At September 30, 2021, the cost of investments for federal tax purposes was $256,750,802. The net unrealized appreciation of investments for federal tax purposes was $7,449,203. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,144,771 and net unrealized depreciation from investments for those securities having an excess of cost over value of $695,568.
As of March 31, 2021, the Fund had a capital loss carryforward of $11,819,828 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,012,594	$2,807,234	$11,819,828
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below plus 4.50% of the Fund’s gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended September 30, 2021, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$1,404
Class C Shares	18,087
TOTAL	$19,491
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2021, FSC retained $3,279 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2021, FSC retained $602 in sales charges from the sale of Class A Shares. FSC also retained $120 of CDSC relating to redemptions of Class A Shares and $352 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2021, FSSC received $90,616 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related
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expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.96%, 1.71%, 1.71% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2021, were as follows:
Purchases	$89
Sales	$10,235,817
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2021, the Fund had no outstanding loans. During the six months ended September 30, 2021, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2021, there were no outstanding loans. During the six months ended September 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting,” which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$998.90	$4.76
Class B Shares	$1,000	$995.10	$8.50
Class C Shares	$1,000	$995.00	$8.50
Institutional Shares	$1,000	$1,000.80	$3.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.31	$4.81
Class B Shares	$1,000	$1,016.55	$8.59
Class C Shares	$1,000	$1,016.55	$8.59
Institutional Shares	$1,000	$1,021.56	$3.55

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.95%
Class B Shares	1.70%
Class C Shares	1.70%
Institutional Shares	0.70%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Fund for U.S. Government Securities (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
43

Federated Hermes Fund for
U.S. Government Securities
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
CUSIP 31420C522
8110105 (11/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2021